Consolidated Schedule of Investments (unaudited) September 30, 2022	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities

Canada — 0.1%
Fairstone Financial Issuance Trust I, Series 2020-1A, Class D, 6.87%, 10/20/39(a)	CAD	1,270	$837,491

Cayman Islands(a)(b) — 5.2%
522 Funding CLO Ltd., Series 2019-4A, Class DR, (3 mo. LIBOR US + 3.65%), 6.36%, 04/20/30	USD	1,950	1,778,372
AGL CLO 3 Ltd., Series 2020-3A, Class D, (3 mo. LIBOR US + 3.30%), 5.81%, 01/15/33		550	499,534
AGL CLO 5 Ltd., Series 2020-5A, Class ER, (3 mo. LIBOR US + 6.45%), 9.16%, 07/20/34		3,000	2,490,009
AGL CLO 7 Ltd.
Series 2020-7A, Class DR, (3 mo. LIBOR US + 3.10%), 5.61%, 07/15/34		250	216,230
Series 2020-9A, Class D, (3 mo. LIBOR US + 6.35%), 8.86%, 07/15/34		250	211,561
AGL CLO 9 Ltd., Series 2020-9A, Class D, (3 mo. LIBOR US + 3.70%), 6.41%, 01/20/34		850	751,698
AIG CLO LLC, Series 2020-1A, Class ER, (3 mo. LIBOR US + 6.30%), 8.81%, 04/15/34		500	422,592
AIMCO CLO, Series 2017-AA, Class DR, (3 mo. LIBOR US + 3.15%), 5.86%, 04/20/34		250	217,883
ALM Ltd., Series 2020-1A, Class D, (3 mo. LIBOR US + 6.00%), 8.51%, 10/15/29		950	789,185
Apidos CLO XXII, Series 2015-22A, Class CR, (3 mo. LIBOR US + 2.95%), 5.66%, 04/20/31		250	224,399
Apidos CLO XXXII, Series 2019-32A, Class D, (3 mo. LIBOR US + 3.50%), 6.21%, 01/20/33		250	227,631
Apidos CLO XXXV, Series 2021-35A, Class E, (3 mo. LIBOR US + 5.75%), 8.46%, 04/20/34		375	313,204
Apidos CLO XXXVII, Series 2021-37A, Class E, (3 mo. LIBOR US + 6.30%), 9.06%, 10/22/34		250	211,250
Apres Static CLO Ltd., Series 2019-1A, Class CR, (3 mo. LIBOR US + 4.25%), 6.76%, 10/15/28		3,000	2,834,884
Ares LIX CLO Ltd., Series 2021-59A, Class E, (3 mo. LIBOR US + 6.25%), 9.03%, 04/25/34		700	598,650
Ares Loan Funding I Ltd. Series 2021-ALFA, Class E, (3 mo. LIBOR US + 6.70%), 9.21%, 10/15/34		1,250	1,113,400
Series 2021-ALFA, Class SUB, 0.00%, 10/15/34		2,150	1,550,283
Ares LV CLO Ltd., Series 2020-55A, Class DR, (3 mo. LIBOR US + 3.15%), 5.66%, 07/15/34		1,500	1,314,832
Ares LVI CLO Ltd., Series 2020-56A, Class ER, (3 mo. LIBOR US + 6.50%), 9.28%, 10/25/34		625	539,927
Balboa Bay Loan Funding Ltd., Series 2021-1A, Class E, (3 mo. LIBOR US + 6.16%), 8.87%, 07/20/34		250	207,835
Ballyrock CLO Ltd. Series 2016-1A, Class DR2, (3 mo. LIBOR US + 3.15%), 5.66%, 10/15/28		500	482,899
Series 2019-1A, Class CR, (3 mo. LIBOR US + 3.05%), 5.56%, 07/15/32		2,700	2,377,932
Bardot CLO Ltd., Series 2019-2A, Class DR, (3 mo. LIBOR US + 3.00%), 5.76%, 10/22/32		250	222,144
Battalion CLO IX Ltd., Series 2015-9A, Class DR, (3 mo. LIBOR US + 3.25%), 5.76%, 07/15/31		250	224,438

Security		Par (000)	Value

Cayman Islands (continued)
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class ER, (3 mo. LIBOR US + 6.75%), 9.26%, 07/15/34	USD	250	$224,743
Birch Grove CLO 2 Ltd. Series 2021-2A, Class D1, (3 mo. LIBOR US + 3.30%), 6.04%, 10/19/34		750	675,337
Series 2021-2A, Class E, (3 mo. LIBOR US + 6.95%), 9.69%, 10/19/34		500	424,034
Birch Grove CLO Ltd., Series 19A, Class DR, (3 mo. LIBOR US + 3.35%), 6.64%, 06/15/31		1,500	1,433,647
BlueMountain CLO Ltd., Series 2016-2A, Class C1R2, (3 mo. LIBOR US + 3.10%), 6.08%, 08/20/32		1,000	888,312
Buttermilk Park CLO Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 3.10%), 5.61%, 10/15/31		250	214,375
Canyon CLO Ltd., Series 2020-3A, Class E, (3 mo. LIBOR US + 7.25%), 9.76%, 01/15/34		250	224,464
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.20%), 5.91%, 04/20/32		1,425	1,262,723
CarVal CLO VC Ltd., Series 2021-2A, Class E, (3 mo. LIBOR US + 6.75%), 9.26%, 10/15/34		500	449,028
CIFC Funding Ltd. Series 2014-2RA, Class B1, (3 mo. LIBOR US + 2.80%), 5.58%, 04/24/30		1,000	915,435
Series 2019-3A, Class CR, (3 mo. LIBOR US + 3.05%), 5.79%, 10/16/34		1,000	905,119
Crown City CLO I, Series 2020-1A, Class DR, (3 mo. LIBOR US + 7.00%), 9.71%, 07/20/34		625	528,214
Crown City CLO III Series 2021-1A, Class C, (3 mo. LIBOR US + 3.30%), 6.01%, 07/20/34		1,250	1,080,217
Series 2021-1A, Class D, (3 mo. LIBOR US + 6.75%), 9.46%, 07/20/34		500	423,007
Crown Point CLO 9 Ltd., Series 2020-9A, Class DR, (3 mo. LIBOR US + 3.75%), 6.23%, 07/14/34		500	438,294
Eaton Vance CLO Ltd., Series 2019-1A, Class ER, (3 mo. LIBOR US + 6.50%), 9.01%, 04/15/31		500	439,123
Elevation CLO Ltd., Series 2021-12A, Class E, (3 mo. LIBOR US + 7.27%), 9.98%, 04/20/32		500	420,854
Elmwood CLO I Ltd. Series 2019-1A, Class DR, (3 mo. LIBOR US + 4.40%), 7.11%, 10/20/33		5,750	5,195,775
Series 2019-1A, Class ER, (3 mo. LIBOR US + 7.71%), 10.42%, 10/20/33		2,375	2,161,598
Elmwood CLO II Ltd. Series 2019-2A, Class ER, (3 mo. LIBOR US + 6.80%), 9.51%, 04/20/34		3,000	2,710,378
Series 2019-2A, Class SUB, 0.00%, 04/20/34		1,000	730,990
Elmwood CLO V Ltd., Series 2020-2A, Class ER, (3 mo. LIBOR US + 6.10%), 8.81%, 10/20/34		250	216,639
Elmwood CLO VIII Ltd., Series 2021-1A, Class E1, (3 mo. LIBOR US + 6.00%), 8.71%, 01/20/34		500	435,475
Elmwood CLO X Ltd., Series 2021-3A, Class E, (3 mo. LIBOR US + 5.85%), 8.56%, 10/20/34		1,000	873,286
Flatiron CLO 19 Ltd., Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.00%), 5.92%, 11/16/34		700	613,106
GoldenTree Loan Management U.S. CLO 1 Ltd., Series 2021-9A, Class E, (3 mo. LIBOR US + 4.75%), 7.46%, 01/20/33		1,000	786,174

1

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
GoldenTree Loan Opportunities X Ltd., Series 2015-10A, Class DR, (3 mo. LIBOR US + 3.05%), 5.76%, 07/20/31	USD	750	$673,810
Golub Capital Partners CLO 53B Ltd., Series 2021-53A, Class E, (3 mo. LIBOR US + 6.70%), 9.41%, 07/20/34		250	214,306
Golub Capital Partners CLO 55B Ltd., Series 2021-55A, Class E, (3 mo. LIBOR US + 6.56%), 9.27%, 07/20/34		1,000	891,867
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class E, (3 mo. LIBOR US + 6.45%), 8.96%, 04/15/33		2,625	2,350,180
Gulf Stream Meridian 7 Ltd., Series 2022-7A, Class D, (3 mo. SOFR + 6.85%), 9.18%, 07/15/35		750	669,680
Madison Park Funding XLIX Ltd., Series 2021-49A, Class E, (3 mo. LIBOR US + 6.25%), 8.99%, 10/19/34		250	215,704
Madison Park Funding XXIX Ltd., Series 2018-29A, Class E, (3 mo. LIBOR US + 5.70%), 8.44%, 10/18/30		500	427,857
Niagara Park CLO Ltd., Series 2019-1A, Class ER, (3 mo. LIBOR US + 5.95%), 8.69%, 07/17/32		1,000	853,505
OCP CLO Ltd. Series 2019-16A, Class ER, (3 mo. LIBOR US + 6.35%), 8.78%, 04/10/33		400	350,179
Series 2020-18A, Class DR, (3 mo. LIBOR US + 3.20%), 5.91%, 07/20/32		500	435,152
Series 2020-20A, Class D1, (3 mo. LIBOR US + 3.95%), 6.38%, 10/09/33		3,500	3,164,938
Series 2020-20A, Class E, (3 mo. LIBOR US + 7.66%), 10.09%, 10/09/33		2,250	2,066,609
Octagon 54 Ltd., Series 2021-1A, Class D, (3 mo. LIBOR US + 3.05%), 5.56%, 07/15/34		250	219,931
OSD CLO Ltd., Series 2021-23A, Class E, (3 mo. LIBOR US + 6.00%), 8.74%, 04/17/31		250	209,359
Palmer Square CLO Ltd. Series 2018-2A, Class D, (3 mo. LIBOR US + 5.60%), 8.34%, 07/16/31		250	213,987
Series 2021-2A, Class E, (3 mo. LIBOR US + 6.35%), 8.86%, 07/15/34		250	217,564
Palmer Square Loan Funding Ltd. Series 2020-1A, Class D, (3 mo. LIBOR US + 4.85%), 7.83%, 02/20/28		250	250,000
Series 2020-4A, Class C, (3 mo. LIBOR US + 3.60%), 6.60%, 11/25/28		1,000	972,029
Series 2021-1A, Class D, (3 mo. LIBOR US + 6.00%), 8.71%, 04/20/29		1,250	1,164,366
Series 2021-3A, Class C, (3 mo. LIBOR US + 2.50%), 5.21%, 07/20/29		250	228,709
Series 2021-3A, Class D, (3 mo. LIBOR US + 5.00%), 7.71%, 07/20/29		250	221,728
Series 2021-4A, Class D, (3 mo. LIBOR US + 5.00%), 7.51%, 10/15/29		750	662,923
Series 2021-4A, Class E, (3 mo. LIBOR US + 7.51%), 10.02%, 10/15/29		500	456,843
Park Avenue Institutional Advisers CLO Ltd. Series 2021-1A, Class D, (3 mo. LIBOR US + 7.30%), 10.01%, 01/20/34		600	518,726
Series 2021-2A, Class D, (3 mo. LIBOR US + 3.40%), 5.91%, 07/15/34		1,000	882,297
Series 2021-2A, Class E, (3 mo. LIBOR US + 7.01%), 9.52%, 07/15/34		600	492,440

Security		Par (000)	Value

Cayman Islands (continued)
Pikes Peak CLO 4, Series 2019-4A, Class DR, (3 mo. LIBOR US + 3.25%), 5.76%, 07/15/34	USD	1,000	$863,677
Pikes Peak CLO 6, Series 2020-6A, Class ER2, (3 mo. LIBOR US + 6.43%), 9.39%, 05/18/34		500	431,849
Post CLO Ltd. Series 2018-1A, Class D, (3 mo. LIBOR US + 2.95%), 5.69%, 04/16/31		500	452,303
Series 2021-1A, Class E, (3 mo. LIBOR US + 6.45%), 8.96%, 10/15/34		750	664,857
Rad CLO 3 Ltd., Series 2019-3A, Class DR, (3 mo. LIBOR US + 2.75%), 5.26%, 04/15/32		250	221,960
Rad CLO 9 Ltd., Series 2020-9A, Class E, (3 mo. LIBOR US + 7.59%), 10.10%, 01/15/34		5,000	4,587,665
Regatta XVII Funding Ltd. Series 2020-1A, Class D, (3 mo. LIBOR US + 4.15%), 6.66%, 10/15/33		750	693,690
Series 2020-1A, Class E, (3 mo. LIBOR US + 7.61%), 10.12%, 10/15/33		250	226,046
Regatta XX Funding Ltd., Series 2021-2A, Class D, (3 mo. LIBOR US + 3.10%), 5.61%, 10/15/34		1,500	1,368,823
Regatta XXIV Funding Ltd., Series 2021-5A, Class E, (3 mo. LIBOR US + 6.80%), 9.51%, 01/20/35		500	452,048
Romark CLO IV Ltd., Series 2021-4A, Class D, (3 mo. LIBOR US + 6.95%), 9.38%, 07/10/34		750	640,468
RR 19 Ltd., Series 2021-19A, Class D, (3 mo. LIBOR US + 6.50%), 9.01%, 10/15/35		250	219,829
Sixth Street CLO XIX Ltd., Series 2021-19A, Class E, (3 mo. LIBOR US + 5.90%), 8.61%, 07/20/34		3,750	3,216,537
Sixth Street CLO XVI Ltd., Series 2020-16A, Class E, (3 mo. LIBOR US + 7.32%), 10.03%, 10/20/32		1,480	1,388,796
Sound Point CLO XXVI Ltd., Series 2020-1A, Class DR, (3 mo. LIBOR US + 3.35%), 6.06%, 07/20/34		250	213,887
Stratus CLO Ltd. Series 2021-1A, Class E, (3 mo. LIBOR US + 5.00%), 7.71%, 12/29/29		1,500	1,301,144
Series 2021-1A, Class SUB, 0.00%, 12/29/29		1,000	435,090
Series 2021-2A, Class E, (3 mo. LIBOR US + 5.75%), 8.46%, 12/28/29		1,000	914,334
Series 2021-3A, Class E, (3 mo. LIBOR US + 5.75%), 8.46%, 12/29/29		500	450,165
Symphony CLO XXI Ltd., Series 2019-21A, Class DR, (3 mo. LIBOR US + 3.30%), 5.81%, 07/15/32		500	431,602
Symphony CLO XXIII Ltd., Series 2020-23A, Class ER, (3 mo. LIBOR US + 6.15%), 8.66%, 01/15/34		500	428,519
TICP CLO II-2 Ltd., Series 2018-IIA, Class C, (3 mo. LIBOR US + 2.95%), 5.66%, 04/20/28		250	238,623
TICP CLO IX Ltd., Series 2017-9A, Class D, (3 mo. LIBOR US + 2.90%), 5.61%, 01/20/31		500	455,205
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3 mo. LIBOR US + 7.05%), 9.56%, 04/15/33		250	227,603
TICP CLO XI Ltd. Series 2018-11A, Class D, (3 mo. LIBOR US + 3.05%), 5.76%, 10/20/31		250	229,821
Series 2018-11A, Class E, (3 mo. LIBOR US + 6.00%), 8.71%, 10/20/31		500	434,996
TICP CLO XV Ltd., Series 2020-15A, Class E, (3 mo. LIBOR US + 6.15%), 8.86%, 04/20/33		500	446,436
Trestles CLO Ltd., Series 2017-1A, Class CR, (3 mo. LIBOR US + 2.90%), 5.68%, 04/25/32		500	437,148

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	2

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Trimaran CAVU Ltd., Series 2019-1A, Class D, (3 mo. LIBOR US + 4.15%), 6.86%, 07/20/32	USD	1,750	$1,621,612
Trinitas CLO XVI Ltd., Series 2021-16A, Class E, (3 mo. LIBOR US + 7.00%), 9.71%, 07/20/34		1,500	1,274,685
Voya CLO Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.60%), 9.31%, 07/20/32		250	213,525
Whitebox CLO I Ltd.
Series 2019-1A, Class CR, (3 mo. LIBOR US + 3.05%), 5.83%, 07/24/32		250	226,725
Series 2019-1A, Class DR, (3 mo. LIBOR US + 6.40%), 9.18%, 07/24/32		1,300	1,158,081
Series 2019-1A, Class SUB, 0.00%, 07/24/32		1,000	535,500
Whitebox CLO II Ltd., Series 2020-2A, Class DR, (3 mo. LIBOR US + 3.35%), 6.13%, 10/24/34		2,750	2,478,944
Whitebox CLO III Ltd.
Series 2021-3A, Class D, (3 mo. LIBOR US + 3.35%), 5.86%, 10/15/34		500	462,486
Series 2021-3A, Class E, (3 mo. LIBOR US + 6.85%), 9.36%, 10/15/34		500	441,478

			94,001,965

Ireland(a)(b) — 0.4%
Anchorage Capital Europe CLO DAC, Series 4A, Class D, (3 mo. EURIBOR + 3.20%), 3.35%, 04/25/34	EUR	868	742,547
CIFC European Funding CLO III DAC, Series 3A, Class D, (3 mo. EURIBOR + 3.60%), 3.60%, 01/15/34		700	598,230
CVC Cordatus Loan Fund XIX DAC, Series 19A, Class D, (3 mo. EURIBOR + 3.80%), 4.92%, 12/23/33		2,300	1,956,897
Henley CLO IV DAC, Series 4A, Class D, (3 mo. EURIBOR + 3.00%), 3.15%, 04/25/34		1,000	835,959
Invesco Euro CLO V DAC, Series D, Class 5A, (3 mo. EURIBOR + 3.80%), 3.80%, 01/15/34		3,150	2,732,341
Prodigy Finance DAC
Series 2021-1A, Class C, (1 mo. LIBOR US + 3.75%), 6.83%, 07/25/51	USD	340	335,514
Series 2021-1A, Class D, (1 mo. LIBOR US + 5.90%), 8.98%, 07/25/51		340	334,883

			7,536,371

Netherlands(b) — 0.2%
Alme Loan Funding V DAC, Series ER, Class 5A, (3 mo. EURIBOR + 5.41%), 5.41%, 07/15/31(a)	EUR	2,250	1,796,666
Ares European CLO VIII DAC, Series 8X, Class DR,
(3 mo. EURIBOR + 3.80%), 3.80%, 04/17/32(c)		1,905	1,650,289

			3,446,955

United Kingdom — 0.0%
Ares European CLO XII DAC, Series 12A, Class DR, (3 mo. EURIBOR + 3.00%), 3.05%, 04/20/32(a)(b)		875	744,825

United States — 3.5%
510 Loan Acquisition Trust, Series 2020-1, Class A, 5.11%, 09/25/60(a)	USD	4,774	4,493,513
Ajax Mortgage Loan Trust(a)
Series 2020-C, Class A, 2.25%, 09/27/60		242	238,161
Series 2020-C, Class B, 5.00%, 09/27/60		375	361,075
Series 2020-C, Class C, 0.00%, 09/27/60		1,177	1,068,509
Series 2020-D, Class B, 5.00%, 06/25/60		525	504,055
Series 2020-D, Class C, 0.00%, 06/25/60		1,240	1,110,973
Series 2021-E, Class B3, 4.01%, 12/25/60(b)		955	566,777

Security		Par (000)	Value

United States (continued)
Ajax Mortgage Loan Trust(a) (continued)
Series 2021-E, Class SA, 0.00%, 12/25/60(b)	USD	15	$7,188
Series 2021-E, Class XS, 0.00%, 12/25/60(b)		14,302	598,168
AMSR Trust, Series 2020-SFR5, Class G, 4.11%, 11/17/37(a)		2,899	2,609,949
Citigroup Mortgage Loan Trust(b)
Series 2007-AHL2, Class A3B, (1 mo. LIBOR US + 0.20%), 3.28%, 05/25/37		4,535	3,316,993
Series 2007-AHL3, Class A3B, (1 mo. LIBOR US + 0.17%), 3.25%, 07/25/45		3,452	2,556,162
College Ave Student Loans LLC, Series 2021-A, Class D, 4.12%, 07/25/51(a)		310	275,067
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class R1, 0.00%, 04/25/43(a)(d)		5	3,664,740
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(a)		2,438	2,097,123
Lending Funding Trust(a)
Series 2020-2A, Class C, 4.30%, 04/21/31		980	856,443
Series 2020-2A, Class D, 6.77%, 04/21/31		2,830	2,460,736
Lendmark Funding Trust, Series 2021-1A, Class D, 5.05%, 11/20/31(a)		2,320	1,714,571
Litigation Fee Residual, 4.00%, 10/30/27(d)		3,549	3,380,055
Mariner Finance Issuance Trust(a)
Series 2021-BA, Class E, 4.68%, 11/20/36		540	440,549
Series 2022-AA, Class E, 5.40%, 03/20/36		1,420	1,203,170
Navient Private Education Refi Loan Trust,
Series 2021-DA, Class D, 4.00%, 04/15/60(a)		1,340	1,131,750
Nelnet Student Loan Trust(a)
Series 2021-A, Class D, 4.93%, 04/20/62		1,670	1,388,710
Series 2021-BA, Class D, 4.75%, 04/20/62		340	279,300
Series 2021-CA, Class D, 4.44%, 04/20/62		110	87,181
Oportun Issuance Trust(a)
Series 2021-B, Class D, 5.41%, 05/08/31		2,362	2,105,597
Series 2021-C, Class D, 5.57%, 10/08/31		250	214,312
Progress Residential(a)
Series 2021-SFR1, Class H, 5.00%, 04/17/38		750	648,977
Series 2021-SFR3, Class H, 4.75%, 05/17/26		1,140	977,670
Regional Management Issuance, 3.88%, 10/17/33(d)		4,780	4,302,000
Regional Management Issuance Trust, Series 2020-1, Class D, 6.77%, 10/15/30(a)		2,050	1,794,708
Republic Finance Issuance Trust(a)
Series 2020-A, Class D, 7.00%, 11/20/30		5,110	4,702,914
Series 2021-A, Class D, 5.23%, 12/22/31		800	733,993
Residential Mortgage Loan Trust, Series 2020-1, Class B1, 3.95%, 01/26/60(a)(b)		400	334,318
SMB Private Education Loan Trust(a)
Series 2021-A, Class D1, 3.86%, 01/15/53		3,500	3,129,362
Series 2021-A, Class D2, 3.86%, 01/15/53		1,910	1,701,378
Series 2021-C, Class D, 3.93%, 01/15/53		780	691,659
SoFi Professional Loan Program LLC(a)
Series 2017-A, Class R, 0.00%, 03/26/40(d)		105	1,145,471
Series 2018-A, Class R1, 0.00%, 02/25/42		115	2,120,128
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF2, Class M8, (1 mo. LIBOR US + 1.80%), 4.88%, 05/25/35(b)		182	167,255

3

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Tricon Residential Trust(a)
Series 2021-SFR1, Class F, 3.69%, 07/17/38	USD	1,375	$1,177,253
Series 2021-SFR1, Class G, 4.13%, 07/17/38		887	754,091

			63,112,004

Total Asset-Backed Securities — 9.4% (Cost: $196,092,526)			169,679,611

		Shares

Common Stocks

Australia — 0.3%
Glencore PLC		1,090,087	5,728,421

Brazil — 0.0%
NU Holdings Ltd., Class A(e)		68,914	303,222

Canada — 0.8%
Enbridge, Inc.		363,355	13,473,083
Shopify, Inc., Class A(e)		10,000	269,400

			13,742,483

Cayman Islands — 0.1%
Hedosophia European Growth(e)		2	19
Salt Pay Co. Ltd., Series C, (Acquired 11/16/21, Cost: $2,398,802)(d)(f)		1,235	1,622,333

			1,622,352

China — 0.4%
Alibaba Group Holding Ltd.(e)		191,792	1,913,957
Kindstar Globalgene Technology, Inc.(a)(e)		2,024,500	457,944
Li Auto, Inc., ADR(e)		32,280	742,763
Tencent Holdings Ltd.		119,988	4,052,751

			7,167,415

Finland — 0.2%
Aiven, Series D(d)		37,890	4,241,407

France — 1.3%
Arkema SA		35,042	2,553,824
BNP Paribas SA		48,470	2,047,335
Cie de Saint-Gobain		86,776	3,102,727
Danone SA		57,439	2,716,020
Hermes International		2,400	2,822,687
LVMH Moet Hennessy Louis Vuitton SE		17,360	10,235,016
Societe Generale SA		9,353	184,966

			23,662,575

Germany — 1.9%
Auto1 Group SE(a)(e)		169,548	1,060,010
Commerzbank AG(e)		120,650	858,908
Deutsche Telekom AG, Registered Shares		274,146	4,666,421
Mercedes-Benz Group AG, Registered Shares		140,836	7,121,658
SAP SE		113,221	9,226,961
Siemens AG, Registered Shares		56,751	5,547,004
Vantage Towers AG		214,732	5,555,116

			34,036,078

Hong Kong — 0.2%
AIA Group Ltd.		457,770	3,811,349

Security	Shares	Value

India — 0.4%
Think & Learn Private Ltd., (Acquired 12/11/20, Cost: $5,113,105)(d)(f)	2,279	$6,621,829

Israel — 0.4%
Nice Ltd., ADR(e)	37,056	6,975,421

Italy — 0.3%
Ariston Holding NV	476,063	4,039,078
Intesa Sanpaolo SpA	1,115,418	1,843,803

		5,882,881

Japan — 0.6%
FANUC Corp.	41,563	5,836,038
Hoya Corp.	37,686	3,631,368
Keyence Corp.	1,500	495,840
Kose Corp.	10,098	1,041,148

		11,004,394

Netherlands — 1.3%
Adyen NV(a)(e)	3,795	4,732,977
ASML Holding NV	13,267	5,496,237
ING Groep NV	903,653	7,742,885
Shell PLC	199,924	4,986,729

		22,958,828

South Korea — 0.3%
Amorepacific Corp.	26,343	1,857,421
LG Energy Solution Ltd.(e)	12,834	3,784,211

		5,641,632

Spain — 0.3%
Cellnex Telecom SA(a)	203,163	6,266,882

Sweden — 0.3%
Volvo AB, B Shares	362,551	5,130,449

Switzerland — 0.4%
Cie Financiere Richemont SA, Class A, Registered Shares	18,800	1,774,634
On Holding AG, Class A(e)	104,674	1,680,018
TE Connectivity Ltd.	41,360	4,564,489

		8,019,141

Taiwan — 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	72,407	4,964,224

United Kingdom — 1.9%
Alphawave IP Group PLC(e)	400,901	616,829
AstraZeneca PLC	61,925	6,807,379
AstraZeneca PLC, ADR	12,457	683,142
BP PLC, ADR	5,508	157,253
BP PLC, ADR	81,254	388,263
Compass Group PLC	282,798	5,631,189
Exscientia PLC	200,700	1,647,747
Genius Sports Ltd.(e)	238,281	874,491
Hedosophia European Growth(e)	139,284	1,344,577
Lloyds Banking Group PLC	17,528,127	7,922,490
Unilever PLC	178,440	7,840,626

		33,913,986

United States — 27.6%
Abbott Laboratories(g)	97,666	9,450,162
AbbVie, Inc.	52,580	7,056,762
Activision Blizzard, Inc	4,608	342,559
ACV Auctions, Inc., Class A(e)	191,733	1,378,560

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	4

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Adobe, Inc.(e)	1,916	$527,283
Air Products & Chemicals, Inc.	35,799	8,331,501
Albemarle Corp.	23,852	6,307,423
Alcoa Corp.	9,934	334,378
Align Technology, Inc.(e)	1,829	378,804
Alkami Technology, Inc.(e)	114,063	1,716,648
Alphabet, Inc., Class A(e)	720	68,868
Alphabet, Inc., Class C(e)	96,732	9,300,782
AltC Acquisition Corp., Class A(e)	115,008	1,122,478
Altus Power, Inc.	121,750	1,340,467
Amazon.com, Inc.(e)(g)	156,927	17,732,751
American Tower Corp.	41,010	8,804,847
Apple, Inc.	40,328	5,573,330
Applied Materials, Inc.	41,478	3,398,293
Aptiv PLC(e)	34,317	2,683,933
Archer-Daniels-Midland Co	126,326	10,162,927
Astra Space, Inc.	205,519	125,572
Bank of America Corp.	152,704	4,611,661
Booking Holdings, Inc.(e)	340	558,691
Boston Scientific Corp.(e)(g)	139,297	5,394,973
Bunge Ltd.	50,875	4,200,749
California Resources Corp.	47,698	1,833,034
Cano Health, Inc.	277,311	2,404,286
Cap Hill Brands(d)	296,456	2,164,129
Capri Holdings Ltd.(e)	45,695	1,756,516
CareMax, Inc.	60,750	430,718
CF Industries Holdings, Inc.	82,197	7,911,461
Charles Schwab Corp.(g)	121,478	8,730,624
Charter Communications, Inc., Class A(e)	8,523	2,585,452
Chesapeake Energy Corp.	13,724	1,292,938
Chipotle Mexican Grill, Inc.(e)	586	880,617
Chubb Ltd.	1,757	319,563
Clarify Health(d)	345,315	2,745,254
Comcast Corp., Class A	76,417	2,241,311
ConocoPhillips	49,112	5,026,122
Costco Wholesale Corp.	9,789	4,623,051
Crowdstrike Holdings, Inc., Class A(e)	4,498	741,315
Crown PropTech Acquisitions(e)	133,056	1,318,585
Crown PropTech Acquisitions(d)	51,000	31,110
D.R. Horton, Inc.	44,864	3,021,590
Datadog, Inc., Class A(e)	5,345	474,529
Davidson Kempner Merchant Co-investment Fund LP, (Acquired 04/01/21, Cost: $1,283,099)(f)(h)	5,016,900	3,270,918
Deere & Co.	15,973	5,333,225
Devon Energy Corp.	10,009	601,841
DexCom, Inc.(e)	30,565	2,461,705
Diversey Holdings Ltd.(e)	463,629	2,253,237
Domino’s Pizza, Inc.	5,044	1,564,649
Dynatrace, Inc.(e)	74,299	2,586,348
Edwards Lifesciences Corp.(e)	9,765	806,882
Element Solutions, Inc.	49,065	798,288
Eli Lilly & Co.	8,284	2,678,631
Energy Transfer LP	57,657	635,957
Enterprise Products Partners LP	301,414	7,167,625
Epic Games, Inc., (Acquired 03/29/21, Cost:
$2,499,240)(d)(f)	2,824	2,566,903
EQT Corp.(g)	267,762	10,911,301
Excelerate Energy, Inc., Class A	62,026	1,451,408
Exxon Mobil Corp.	40,779	3,560,414
F5, Inc.(e)	25,930	3,752,849

Security	Shares	Value

United States (continued)
Fanatics Holdings, Inc., (Acquired 12/15/21, Cost: $8,566,971)(d)(f)	126,282	$7,909,042
Fortive Corp.	132,267	7,711,166
Freeport-McMoRan, Inc.(g)	231,709	6,332,607
Generac Holdings, Inc.(e)	1,745	310,854
General Motors Co	52,932	1,698,588
Globalfoundries, Inc.(e)	67,419	3,259,709
Green Plains, Inc.(e)	46,023	1,337,889
Halliburton Co.	12,372	304,599
Hilton Worldwide Holdings, Inc.	18,019	2,173,452
Home Depot, Inc.	10,966	3,025,958
Humana, Inc.	32,893	15,959,355
Informatica, Inc., Class A(e)	55,545	1,114,788
International Flavors & Fragrances, Inc.	40,817	3,707,408
Intuit, Inc.	2,484	962,103
Intuitive Surgical, Inc.(e)	8,266	1,549,379
Johnson & Johnson	37,925	6,195,428
KINS Technology Group, Inc.(d)	117,311	82,118
Latch, Inc.	142,273	135,672
Liberty Broadband Corp., Class C(e)	36,310	2,679,678
Liberty Media Acquisition Corp.(e)	267,290	2,659,535
Liberty Media Corp.-Liberty SiriusXM, Class C(e)	254,348	9,591,463
Lions Gate Entertainment Corp., Class A(e)	49,432	367,280
LyondellBasell Industries NV, Class A	39,316	2,959,708
Marqeta, Inc., Class A(e)	84,708	603,121
Marsh & McLennan Cos., Inc.	78,748	11,756,289
Masco Corp.	11,222	523,955
Mastercard, Inc., Class A	31,993	9,096,890
McDonald’s Corp.	15,408	3,555,242
Merck & Co., Inc.	76,212	6,563,377
Micron Technology, Inc.	91,920	4,605,192
Microsoft Corp.	91,530	21,317,337
Mirion Technologies, Inc.	477,390	3,566,103
Mirion Technologies, Inc.(e)	200,869	1,500,491
Morgan Stanley	66,199	5,230,383
Mr. Cooper Group, Inc.(e)	15,882	643,221
NextEra Energy, Inc.(g)	93,727	7,349,134
Northrop Grumman Corp.	22,674	10,664,036
Offerpad Solutions, Inc.	202,591	245,135
Otis Worldwide Corp.	6,650	424,270
Park Hotels & Resorts, Inc.	35,866	403,851
Planet Labs PBC	156,720	850,990
Playstudios, Inc.	226,924	791,965
Proof Acquisition Corp.(d)	29,114	32,608
Raymond James Financial, Inc.	48,119	4,755,120
ResMed, Inc.	9,028	1,970,812
Rocket Lab USA, Inc.(e)	122,062	496,792
Rotor Acquisition Corp.(d)	23,869	31,030
Salesforce, Inc.(e)	39,615	5,698,222
Sarcos Technology & Robotics Corp.(e)	45,102	100,126
Sarcos Technology and Robotics Corp.	964,459	2,141,099
Schlumberger NV	6,724	241,392
Seagen, Inc.(e)	22,020	3,012,997
Sempra Energy	85,778	12,861,553
ServiceNow, Inc.(e)	10,743	4,056,664
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $189,563)(d)(f)	12,621	116,744
Sonder Holdings, Inc., Class A	223,319	370,710
SPDR S&P Biotech ETF	45,000	3,569,400
Starbucks Corp.	35,351	2,978,675

5

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Shares	Value

United States (continued)
Starwood Property Trust, Inc.		18,625	$339,348
Sun Country Airlines Holdings, Inc.		175,935	2,394,475
Symbotic Corp., Class A		22,948	263,902
Taboola.com Ltd.		64,770	117,234
Tesla, Inc.(e)		10,320	2,737,380
Thermo Fisher Scientific, Inc.		10,664	5,408,674
Tishman Speyer Innovation Corp. II,
Class A, Class A(e)		212,535	2,093,470
TJX Cos., Inc.		77,617	4,821,568
Toast, Inc., Class A(e)		28,388	474,647
TPB Acquisition Corp. I, Class A(e)		77,043	765,037
Tractor Supply Co.		15,286	2,841,362
Twilio, Inc., Class A(e)		2,000	138,280
United Parcel Service, Inc., Class B		50,593	8,172,793
United Rentals, Inc.(e)		1,930	521,332
UnitedHealth Group, Inc.(g)		20,153	10,178,071
Valero Energy Corp.		37,294	3,984,864
Vertiv Holdings Co.		310,653	3,019,547
Vulcan Materials Co.		42,893	6,764,655
Walmart, Inc.		38,885	5,043,384
Walt Disney Co.(e)		43,648	4,117,316
Wells Fargo & Co.		134,825	5,422,661
WillScot Mobile Mini Holdings Corp.(e)		16,627	670,567
Workday, Inc., Class A(e)		3,000	456,660
XPO Logistics, Inc.(e)		45,153	2,010,212

			500,748,932

Total Common Stocks — 39.3% (Cost: $810,237,809)			712,443,901

		Par (000)

Corporate Bonds

Argentina — 0.0%
Genneia SA, 8.75%, 09/02/27(a)	USD	522	483,918

Australia(d) — 0.3%
Oceana Australian Fixed Income Trust
10.00%, 08/31/23	AUD	4,163	2,672,982
10.25%, 08/31/25		4,163	2,752,734

			5,425,716

Austria — 0.1%
BRF GmbH, 4.35%, 09/29/26(c)	USD	200	177,475
Klabin Austria GmbH, 3.20%, 01/12/31(a)		619	450,323
Suzano Austria GmbH, 3.13%, 01/15/32		636	455,137

			1,082,935

Bahamas — 0.0%
Intercorp Peru Ltd., 3.88%, 08/15/29(a)		560	453,600

Bahrain(c) — 0.1%
BBK BSC, 5.50%, 07/09/24		453	438,504
Oil & Gas Holding Co. BSCC, 7.63%, 11/07/24		766	758,493

			1,196,997

Security		Par (000)	Value

Belgium(c) — 0.0%
Anheuser-Busch InBev SA, 4.00%, 09/24/25	GBP	100	$104,416
KBC Group NV, (1 year UK Government Bond + 0.92%), 1.25%, 09/21/27(b)		100	89,097

			193,513

Bermuda — 0.0%
Geopark Ltd., 5.50%, 01/17/27(a)	USD	448	351,064

Brazil — 0.1%
Braskem Netherlands Finance BV, (5 year CMT + 8.22%), 8.50%, 01/23/81(a)(b)		645	635,647
BRF SA, 4.88%, 01/24/30(c)		383	300,607
Gol Finance SA, 7.00%, 01/31/25(a)		1,036	480,316
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(i)		1,279	366,913
Suzano Austria GmbH, 3.75%, 01/15/31		453	353,340

			2,136,823

Canada — 0.0%
Brookfield Residential Properties, Inc. /Brookfield Residential U.S. LLC, 5.00%, 06/15/29(a)		334	247,250
Toronto-Dominion Bank, 2.88%, 04/05/27(c)	GBP	100	94,762

			342,012

Cayman Islands — 0.4%
China Aoyuan Group Ltd., 5.98%, 08/18/25(c)(e)(j)	USD	410	25,574
China Evergrande Group, 8.25%, 03/23/22(c)(e)(j)		500	31,500
Fantasia Holdings Group Co. Ltd.(c)(e)(j)
6.95%, 12/17/21		320	28,360
9.25%, 07/28/23		1,200	102,000
IHS Holding Ltd., 6.25%, 11/29/28(a)		569	438,059
Jingrui Holdings Ltd.(c)(e)(j)
12.00%, 07/25/22		370	71,655
12.75%, 09/09/23		356	35,629
MAF Sukuk Ltd., 3.93%, 02/28/30(c)		990	901,086
Melco Resorts Finance Ltd., 5.38%, 12/04/29(c)		250	150,625
Modern Land China Co. Ltd., 9.80%, 04/11/23(c)(e)(j)		680	105,400
Oryx Funding Ltd., 5.80%, 02/03/31(a)		574	509,891
Powerlong Real Estate Holdings Ltd., 6.25%, 08/10/24(c)		200	28,413
Ronshine China Holdings Ltd.(c)(e)(j)
7.35%, 12/15/23		200	11,000
7.10%, 01/25/25		400	22,000
Sable International Finance Ltd., 5.75%, 09/07/27(c)		1,083	946,271
Shelf Drilling Holdings Ltd., 8.88%, 11/15/24(a)		96	93,120
Shelf Drilling North Sea Holdings Ltd., 10.25%, 10/31/25		1,419	1,392,162
Shimao Group Holdings Ltd., 3.45%, 01/11/31(c)(e)(j)		200	23,500
Shui On Development Holding Ltd., 5.50%, 03/03/25(c)		200	132,000
Sinic Holdings Group Co. Ltd.(e)(j)
8.50%, 01/24/22(c)		1,100	11,000
10.50%, 06/18/22		200	2,000
Sitka Holdings LLC, (3 mo. LIBOR US + 4.50%), 8.17%, 07/06/26(a)(b)		2,385	2,280,566
Sunac China Holdings Ltd., 7.00%, 07/09/25(c)(e)(j)		200	26,000
Times China Holdings Ltd., 5.75%, 01/14/27(c)		200	22,000
Yuzhou Group Holdings Co. Ltd.(c)(e)(j) 7.38%, 01/13/26		1,251	78,187

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	6

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Yuzhou Group Holdings Co. Ltd.(c)(e)(j) (continued)
6.35%, 01/13/27	USD	633	$39,562
Zhenro Properties Group Ltd., 7.88%, 04/14/24(c)(e)(j)		233	9,320

			7,516,880

Chile — 0.1%
Empresa Nacional del Petroleo, 3.75%, 08/05/26(c)		526	469,389
Kenbourne Invest SA, 6.88%, 11/26/24(a)		1,397	1,296,853
VTR Comunicaciones SpA, 5.13%, 01/15/28(a)		366	247,347

			2,013,589

China(c) — 0.0%
China Aoyuan Group Ltd., 8.50%, 01/23/22(e)(j)		359	22,438
CIFI Holdings Group Co. Ltd., 5.95%, 10/20/25		250	53,750
Fantasia Holdings Group Co. Ltd., 11.75%, 10/17/22(e)(j)		520	44,200
Fortune Star BVI Ltd., 5.05%, 01/27/27		200	74,000
Kaisa Group Holdings Ltd., 9.38%, 06/30/24(e)(j)		700	72,975
RKPF Overseas Ltd., Series 2020-A, 5.20%, 01/12/26		200	74,000

			341,363

Colombia — 0.3%
Ecopetrol SA
4.13%, 01/16/25		1,019	928,118
4.63%, 11/02/31		1,080	751,950
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(a)		1,280	916,800
Grupo Aval Ltd., 4.38%, 02/04/30(a)		1,302	936,626
Millicom International Cellular SA, 5.13%, 01/15/28(c) .		746	617,771
SURAAsset Management SA, 4.88%, 04/17/24(c)		967	939,682

			5,090,947

Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(a)		791	730,093

France — 0.0%
Altice France SA, 5.50%, 01/15/28(a)		283	224,105
BNP Paribas SA(c)
3.38%, 01/23/26	GBP	100	98,929
1.88%, 12/14/27		100	86,194
Societe Generale SA, 1.88%, 10/03/24(c)		100	101,451
TotalEnergies Capital International SA, 1.66%, 07/22/26(c)		100	95,170

			605,849

Germany — 0.3%
Adler Pelzer Holding GmbH, 4.13%, 04/01/24(a)	EUR	3,303	2,500,664
APCOA Parking Holdings GmbH, (3 mo. EURIBOR + 5.00%), 5.00%, 01/15/27(a)(b)		852	752,922
Deutsche Bank AG(c)
2.63%, 12/16/24	GBP	100	100,401
4.00%, 06/24/26(b)		100	100,250
Douglas GmbH, 6.00%, 04/08/26(a)	EUR	884	658,506
Kirk Beauty SUN GmbH, (8.25% Cash or 9.00% PIK), 8.25%, 10/01/26(a)(i)		820	501,148
KME SE, 6.75%, 02/01/23(c)		917	873,045

			5,486,936

Security		Par (000)	Value

Hong Kong(e)(j) — 0.0%
Yango Justice International Ltd. 10.25%, 09/15/22 7.50%, 04/15/24(c)	USD	1,200 2,000	$57,225 100,000

			157,225

India — 0.1%
Muthoot Finance Ltd., 6.13%, 10/31/22(a)		1,118	1,110,523
ReNew Power Pvt Ltd., 5.88%, 03/05/27(c)		200	179,100
Vedanta Resources Finance II PLC, 13.88%, 01/21/24(c)		200	166,413

			1,456,036

Indonesia(c) — 0.1%
Freeport Indonesia PT, 4.76%, 04/14/27		1,005	909,525
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26		300	256,875
Pertamina Persero PT, 3.65%, 07/30/29		950	821,928
Theta Capital Pte. Ltd., 8.13%, 01/22/25		200	154,413

			2,142,741

Israel — 0.1%
Leviathan Bond Ltd., 5.75%, 06/30/23(a)(c)		1,110	1,092,403

Italy(a) — 0.3%
Forno d’Asolo SpA, (3 mo. EURIBOR + 5.50%), 6.69%, 04/30/27(b)	EUR	3,040	2,562,243
Marcolin SpA, 6.13%, 11/15/26		928	795,118
Shiba Bidco SpA, 4.50%, 10/31/28		1,882	1,419,769

			4,777,130

Jersey — 0.0%
Wheel Bidco Ltd., 6.75%, 07/15/26(a)	GBP	360	310,545

Kuwait — 0.1%
NBK Tier 1 Ltd., 3.63%(a)(b)(k)	USD	1,161	988,519

Luxembourg — 0.5%
Atento Luxco 1 SA, 8.00%, 02/10/26(a)		202	83,830
EIG Pearl Holdings SARL, 3.55%, 08/31/36(a)		1,072	852,240
FEL Energy VI SARL, 5.75%, 12/01/40		578	394,530
Garfunkelux Holdco 3 SA(a)
6.75%, 11/01/25	EUR	2,286	1,728,016
7.75%, 11/01/25	GBP	3,885	3,383,481
Gol Finance SA, 8.00%, 06/30/26(a)	USD	423	255,333
Herens Midco SARL, 5.25%, 05/15/29(a)	EUR	1,006	617,124
Kenbourne Invest SA, 4.70%, 01/22/28(a)	USD	340	257,083
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(a)		688	509,120
Picard Bondsco SA, 5.38%, 07/01/27(a)	EUR	750	667,817
Sani/Ikos Financial Holdings 1 SARL, 5.63%, 12/15/26(a)		718	661,455

			9,410,029

Macau — 0.0%
MGM China Holdings Ltd., 5.88%, 05/15/26(c)	USD	250	203,125

Mauritius — 0.1%
CA Magnum Holdings, 5.38%, 10/31/26(c)		200	167,000
HTA Group Ltd., 7.00%, 12/18/25(a)		1,143	995,339
India Cleantech Energy, 4.70%, 08/10/26(a)		406	308,760
India Green Energy Holdings, 5.38%, 04/29/24(a)		281	262,735
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(b)(c)(k)		200	183,787

			1,917,621

Mexico — 0.5%
Alpek SAB de CV, 3.25%, 02/25/31(a)		734	540,775
Axtel SAB de CV, 6.38%, 11/14/24(a)		620	434,116

7

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mexico (continued)
Braskem Idesa SAPI, 6.99%, 02/20/32(a)	USD	668	$442,550
Comision Federal de Electricidad, 4.88%, 01/15/24		983	960,883
Grupo Bimbo SAB de CV, (5 year CMT + 3.28%), 5.95%(a)(b)(k)		585	573,958
Grupo KUO SAB De CV, 5.75%, 07/07/27(a)		585	531,911
Mexico City Airport Trust, 5.50%, 07/31/47(c)		613	379,876
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(a)		1,475	864,995
Petroleos Mexicanos
6.50%, 03/13/27		882	738,587
8.75%, 06/02/29(a)		972	824,343
5.95%, 01/28/31		1,189	800,316
6.70%, 02/16/32		1,116	779,414
6.38%, 01/23/45		833	458,567
6.75%, 09/21/47		281	155,955
7.69%, 01/23/50		563	342,698
Trust Fibra Uno, 5.25%, 01/30/26(a)		495	448,068

			9,277,012

MultiNational(a) — 0.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance PLC, 6.00%, 06/15/27		456	429,417
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26		500	437,276
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29		200	154,912

			1,021,605

Netherlands — 0.3%
Cooperatieve Rabobank UA, (1 year UK Government Bond + 1.05%), 1.88%, 07/12/28(b)(c)	GBP	100	88,422
Equate Petrochemical BV, 2.63%, 04/28/28(a)	USD	405	341,668
ING Groep NV, 3.00%, 02/18/26(c)	GBP	100	98,083
Metinvest BV(c)
8.50%, 04/23/26	USD	669	301,050
7.65%, 10/01/27		682	310,864
Titan Holdings II BV, 5.13%, 07/15/29(a)	EUR	566	434,060
Trivium Packaging Finance BV, 5.50%, 08/15/26(a)	USD	2,830	2,531,065
Vivo Energy Investments BV, 5.13%, 09/24/27(a)		1,540	1,401,400
Volkswagen Financial Services NV, 1.88%, 12/03/24(c)	GBP	100	100,558

			5,607,170

Oman — 0.0%
OQ SAOC, 5.13%, 05/06/28(a)	USD	592	529,396

Panama — 0.1%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(a)		677	482,278
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(c)		565	444,937

			927,215

Paraguay — 0.0%
Frigorifico Concepcion SA, 7.70%, 07/21/28(a)		316	247,132

Peru — 0.1%
Inkia Energy Ltd., 5.88%, 11/09/27(c)		1,262	1,161,040
Nexa Resources SA, 5.38%, 05/04/27(a)		292	258,931

			1,419,971

Security		Par (000)	Value

Saudi Arabia — 0.1%
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(a)	USD	1,562	$1,392,913

Singapore — 0.1%
Continuum Energy Levanter Pte. Ltd., 4.50%, 02/09/27(a)		833	675,786
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24(c)		200	140,000
Puma International Financing SA 5.13%, 10/06/24(a)		585	552,825
5.00%, 01/24/26(c)		719	635,326

			2,003,937

South Africa — 0.1%
Sasol Financing USA LLC, 6.50%, 09/27/28		1,198	1,060,080

Spain(c) — 0.0%
Banco Santander SA, (1 year UK Government Bond + 1.80%), 3.13%, 10/06/26(b)	GBP	400	393,482
Telefonica Emisiones SA 5.29%, 12/09/22		50	55,782
5.38%, 02/02/26		200	212,584

			661,848

Sweden — 0.0%
Swedbank AB, (1 year UK Government Bond + 1.00%), 1.38%, 12/08/27(b)(c)		100	88,447

United Arab Emirates(c) — 0.1%
DP World Salaam, (5 year CMT + 5.75%), 6.00%(b)(k) .	USD	1,060	1,021,906
MAF Sukuk Ltd., 4.64%, 05/14/29		847	808,779

			1,830,685

United Kingdom — 0.6%
Avianca Midco 2 Ltd., 9.00%, 12/01/28(a)		763	577,447
Barclays PLC(c) 2.38%, 10/06/23(b)	GBP	100	111,639
3.00%, 05/08/26		100	95,474
3.25%, 02/12/27		100	93,469
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28(a)		2,355	2,038,143
BCP V Modular Services Finance PLC, 6.75%, 11/30/29(a)	EUR	3,137	2,121,348
BG Energy Capital PLC, 5.13%, 12/01/25(c)	GBP	200	214,562
Constellation Automotive Financing PLC, 4.88%, 07/15/27(a)		317	239,799
Deuce Finco PLC, 5.50%, 06/15/27(a)		1,856	1,543,876
HSBC Holdings PLC, 1.75%, 07/24/27(b)		100	89,685
Informa PLC, 3.13%, 07/05/26(c)		100	96,087
Inspired Entertainment Financing PLC, 7.88%, 06/01/26(a)		675	701,517
Kane Bidco Ltd.(a)
5.00%, 02/15/27	EUR	615	506,294
6.50%, 02/15/27	GBP	699	669,486
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(a)	USD	806	636,740
Lloyds Banking Group PLC, 2.25%, 10/16/24(c)	GBP	200	205,076
NatWest Group PLC(b)(c) (1 year GBP Swap + 1.49%), 2.88%, 09/19/26		100	97,997
(5 year GBP Swap + 2.01%), 3.13%, 03/28/27		100	96,335

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	8

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
Santander U.K. Group Holdings PLC, 3.63%, 01/14/26(c)	GBP	100	$98,973
Vedanta Resources Finance II PLC, 8.95%, 03/11/25(a)	USD	701	474,928

			10,708,875

United States — 9.2%
Acadia Healthcare Co., Inc., 5.00%, 04/15/29(a)		153	135,499
Affinity Gaming, 6.88%, 12/15/27(a)		1,057	861,666
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.63%, 01/15/27(a)		458	409,370
Allegiant Travel Co.(a) 8.50%, 02/05/24		5,000	4,942,600
7.25%, 08/15/27		676	637,130
Amgen, Inc., 5.50%, 12/07/26(c)	GBP	100	108,211
AMN Healthcare, Inc., 4.00%, 04/15/29(a)	USD	141	118,808
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/28(a) .		1,180	962,833
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/29(a)		242	175,705
AT&T, Inc. 2.90%, 12/04/26	GBP	200	192,803
5.50%, 03/15/27(c)		100	105,970
Avaya, Inc., 6.13%, 09/15/28(a)	USD	13	6,468
Azul Investments LLP 5.88%, 10/26/24(c)		295	214,613
7.25%, 06/15/26(a)		495	297,000
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25(a)		250	240,000
Boyd Gaming Corp. 4.75%, 12/01/27		1,803	1,595,673
4.75%, 06/15/31(a)		1,831	1,482,561
Buckeye Partners LP, 4.50%, 03/01/28(a)		475	403,750
Caesars Entertainment, Inc., 6.25%, 07/01/25(a)		1,265	1,219,144
California Resources Corp., 7.13%, 02/01/26(a)		2,543	2,390,420
Calpine Corp., 4.50%, 02/15/28(a)		2,024	1,783,124
Carrols Restaurant Group, Inc., 5.88%, 07/01/29(a)		140	93,450
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 06/01/29(a)		1,322	1,157,173
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(a)		712	621,800
Centene Corp. 2.45%, 07/15/28		1,524	1,240,871
2.63%, 08/01/31		1,017	766,486
Cheever Escrow Issuer LLC, 7.13%, 10/01/27(a)		748	669,460
Cheniere Energy, Inc., 4.63%, 10/15/28		925	848,530
Chesapeake Energy Corp.(a) 5.50%, 02/01/26		864	827,280
5.88%, 02/01/29		158	146,523
6.75%, 04/15/29		1,668	1,598,978
Cinemark Holdings, Inc., 4.50%, 08/15/25		4,035	4,525,252
Citgo Holding, Inc., 9.25%, 08/01/24(a)		874	867,235
Citigroup, Inc., 1.75%, 10/23/26	GBP	200	181,998
Colgate Energy Partners III LLC(a) 7.75%, 02/15/26	USD	151	148,211
5.88%, 07/01/29		125	111,579
Commercial Metals Co., 4.38%, 03/15/32		724	571,960
Covanta Holding Corp., 4.88%, 12/01/29(a)		494	399,280
CSC Holdings LLC(a) 5.38%, 02/01/28		1,374	1,198,815
7.50%, 04/01/28		1,342	1,095,032

Security		Par (000)	Value

United States (continued)
Dana, Inc. 5.63%, 06/15/28	USD	1,390	$1,146,960
4.25%, 09/01/30		174	127,447
Dave & Buster’s, Inc., 7.63%, 11/01/25(a)		154	151,690
Earthstone Energy Holdings LLC, 8.00%, 04/15/27(a) .		2,445	2,304,413
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)		2,464	1,959,886
Flyr Convertible Notes, 8.00%, 07/20/23(d)		2,187	2,217,957
Flyr Secured Notes, 10.00%, 01/20/27(d)		1,113	1,025,407
Ford Motor Co. 3.25%, 02/12/32		636	458,130
6.10%, 08/19/32		2,382	2,099,971
Forestar Group, Inc.(a) 3.85%, 05/15/26		740	608,658
5.00%, 03/01/28		5,535	4,440,343
Freed Corp., 10.00%, 12/02/23(d)		5,965	5,726,400
Freedom Mortgage Corp.(a) 8.13%, 11/15/24		1,409	1,232,875
8.25%, 04/15/25		2,616	2,161,436
FreeWire Technologies, Inc., 12.95%, 03/31/25(d)		2,309	2,006,950
Frontier Communications Holdings LLC(a) 5.88%, 10/15/27		1,128	1,010,947
6.75%, 05/01/29		821	677,325
8.75%, 05/15/30		155	155,099
Full House Resorts, Inc., 8.25%, 02/15/28(a)		230	207,030
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 01/15/27		286	250,965
Goldman Sachs Group, Inc., 7.25%, 04/10/28	GBP	100	112,409
GoTo Group, Inc., 5.50%, 09/01/27(a)	USD	775	475,320
HCA, Inc. 5.38%, 02/01/25		881	870,582
3.50%, 09/01/30		814	672,136
Hilton Grand Vacations Borrower Escrow LLC/Hilton
Grand Vacations Borrower Esc(a) 5.00%, 06/01/29		918	740,918
4.88%, 07/01/31		1,417	1,081,965
Homes By West Bay LLC, 9.50%, 04/30/27(d)		5,256	4,802,933
Howard Hughes Corp.(a) 4.13%, 02/01/29		1,002	774,045
4.38%, 02/01/31		1,102	791,572
Howmet Aerospace, Inc., 6.88%, 05/01/25		115	115,838
JPMorgan Chase & Co., 0.99%, 04/28/26(b)(c)	GBP	200	192,509
Kinetik Holdings LP, 5.88%, 06/15/30(a)	USD	562	514,600
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26(a)		77	65,937
Level 3 Financing, Inc.(a) 4.63%, 09/15/27		1,880	1,555,850
4.25%, 07/01/28		1,087	847,871
3.63%, 01/15/29		1,030	762,602
Lightning eMotors, Inc., 7.50%, 05/15/24(a)		945	628,422
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(a)		138	102,810
Marriott Ownership Resorts, Inc. 4.75%, 01/15/28		1,374	1,145,815
4.50%, 06/15/29(a)		942	744,468
MCM Trust, 1.00%, 01/01/59(d)		5,744	5,622,085
Medline Borrower LP, 3.88%, 04/01/29(a)		3,403	2,728,151
MGM Resorts International 4.63%, 09/01/26		1,806	1,597,263
5.50%, 04/15/27		1,827	1,641,578

9

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)	USD	764	$629,364
Nationstar Mortgage Holdings, Inc.(a) 6.00%, 01/15/27		242	206,608
5.50%, 08/15/28		2,056	1,614,463
5.13%, 12/15/30		1,318	955,814
5.75%, 11/15/31		488	357,887
New Home Co., Inc., 7.25%, 10/15/25(a)		618	498,194
NortonLifeLock, Inc.(a) 6.75%, 09/30/27		1,496	1,435,457
7.13%, 09/30/30		45	43,524
NRG Energy, Inc., 3.38%, 02/15/29(a)		1,477	1,195,838
Pacific Gas & Electric Co., 4.50%, 07/01/40		42	30,919
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.Issuer, 4.88%, 05/15/29(a)		1,126	912,060
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 02/15/28(a)		1,275	1,159,009
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(a)		5,448	5,863,410
Permian Resources Operating LLC, 5.38%, 01/15/26(a)		194	177,025
Picard Midco, Inc., 6.50%, 03/31/29		2,226	1,880,302
Pitney Bowes, Inc.(a) 6.88%, 03/15/27		2,000	1,225,491
7.25%, 03/15/29		2,000	1,195,000
Playtika Holding Corp., 4.25%, 03/15/29(a)		575	459,851
Rattler Midstream LP, 5.63%, 07/15/25(a)		283	286,538
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(a) 3.63%, 03/01/29		1,485	1,142,930
3.88%, 03/01/31		1,282	929,263
Sasol Financing USA LLC 4.38%, 09/18/26		404	354,207
5.50%, 03/18/31		954	713,592
Service Properties Trust 4.50%, 06/15/23		1,335	1,303,294
4.35%, 10/01/24		190	168,199
7.50%, 09/15/25		83	77,605
5.50%, 12/15/27		226	183,573
Sirius XM Radio, Inc., 5.50%, 07/01/29(a)		2,321	2,087,699
SRS Distribution, Inc., 4.63%, 07/01/28(a)		182	156,336
Stem, Inc., 0.50%, 12/01/28(a)		200	148,400
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/29		1,715	1,422,678
4.50%, 04/30/30		737	602,498
Talen Energy Supply LLC(a)(e)(j) 7.25%, 05/15/27		2,904	2,969,340
6.63%, 01/15/28		2,138	2,164,725
Tap Rock Resources LLC, 7.00%, 10/01/26(a)		2,783	2,544,149
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(a)		2,249	2,094,381
Tenet Healthcare Corp.(a) 4.25%, 06/01/29		4,566	3,781,789
4.38%, 01/15/30		963	803,816
6.13%, 06/15/30		1,314	1,203,624

Security		Par (000)	Value

United States (continued)
Texas Capital Bank NA, (3 mo. LIBOR US + 4.50%), 8.17%, 09/30/24(a)(b)	USD	3,800	$3,653,267
TransDigm, Inc., 6.25%, 03/15/26(a)		2,177	2,111,690
Travel & Leisure Co., 4.63%, 03/01/30(a)		467	369,134
United Wholesale Mortgage LLC(a) 5.50%, 11/15/25		2,517	2,195,529
5.75%, 06/15/27		1,429	1,132,343
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/33(a)		559	434,623
Verizon Communications, Inc., 1.13%, 11/03/28	GBP	100	81,839
VICI Properties LP 5.13%, 05/15/32	USD	1,885	1,670,863
5.63%, 05/15/52		689	570,071
VICI Properties LP/VICI Note Co., Inc.(a) 4.63%, 06/15/25		3,880	3,651,188
4.25%, 12/01/26		1,200	1,083,113
Vistra Operations Co. LLC, 5.00%, 07/31/27(a)		3,221	2,909,368
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(a) 5.50%, 03/01/25		2,185	2,045,706
5.25%, 05/15/27		1,420	1,249,884
Xerox Holdings Corp.(a) 5.00%, 08/15/25		2,040	1,835,021
5.50%, 08/15/28		1,185	945,352
XHR LP(a) 6.38%, 08/15/25		861	826,319
4.88%, 06/01/29		170	140,168

			165,795,159

Vietnam — 0.0%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(c)		250	194,063

Total Corporate Bonds — 14.3% (Cost: $318,809,221)			258,673,117

Floating Rate Loan Interests

Australia(d) — 0.0%
Oceana Australian Fixed Income Trust, A Note Upsize 8.00%, 01/21/24(b)	AUD	810	509,049
8.00%, 03/28/26		100	62,366

			571,415

Belgium — 0.2%
Apollo Finco, 2021 EUR Term Loan B, (6 mo. EURIBOR + 4.87%), 5.08%, 10/31/28(b)	EUR	3,566	3,053,633

Canada(b) — 0.0%
Great Canadian Gaming Corp., 2021 Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 7.60%, 11/01/26	USD	276	262,890
Kronos Acquisition Holdings, Inc., 2021 1st Lien Term Loan, (3 mo. SOFR + 6.00%, 1.00% Floor), 8.94%, 12/22/26		518	490,886

			753,776

Cayman Islands — 0.3%
Vita Global Finco Ltd., EUR Term Loan B, (6 mo. EURIBOR + 7.00%), 7.00%, 07/06/27(b)(d)	EUR	5,046	4,729,147

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	10

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Jersey — 0.2%
Vita Global FinCo Ltd., GBP Incremental Term Loan, (1 day SONIA + 7.00%), 0.00%, 07/06/27(b)(d)	GBP	3,028		$3,232,689

Luxembourg(b) — 0.5%
Luxembourg Life Fund(d)
2021 1st Lien Term Loan, (3 mo. LIBOR + 9.25%), 12.92%, 05/27/26	USD	3,191		3,123,269
2021 Term Loan, (3 mo. LIBOR + 9.25%), 12.92%, 04/01/23		2,759		2,745,030
Pronovias SL
EUR Term Loan B1, (3 mo. EURIBOR + 4.50%), 4.80%, 10/02/24	EUR	1,473		983,704
EUR Term Loan B3, (3 mo. EURIBOR + 4.50%), 4.80%, 10/02/24		3,720		2,483,450

				9,335,453

United Kingdom(b) — 0.0%
Constellation Automative Ltd., GBP 2nd Lien Term Loan B, (1 day SONIA + 7.50%), 9.19%, 07/27/29	GBP	750		633,645
GVC Holdings Ltd., 2021 USD Term Loan B4, (3 mo. LIBOR + 2.25%, 0.50% Floor), 6.17%, 03/29/27	USD	—	(l)	527

				634,172

United States — 6.9%
ACProducts Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.25%, 0.50% Floor), 7.32%, 05/17/28(b)		1,580		1,159,789
Altar Bidco, Inc., 2021 Term Loan, (1 year SOFR + 3.10%), 5.26%, 02/01/29(b)		850		793,039
American Auto Auction Group LLC, 2021 Term Loan B, (3 mo. SOFR + 5.00%, 0.75% Floor), 8.70%, 12/30/27(b)		2,976		2,738,387
American Rock Salt Co. LLC, 2021 Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 7.12%, 06/09/28(b)		429		394,878
AMF MF Portfolio, Term Loan, 6.69%, 11/01/28(b)(d)		2,975		2,975,000
Avaya, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 7.07%, 12/15/27(b)		173		92,593
City Brewing Co. LLC, Closing Date Term Loan,
(1 mo. LIBOR + 3.50%, 0.75% Floor), 6.18%, 04/05/28(b)		702		545,574
CML Hyatt Lost Pines, Term Loan, (1 mo. LIBOR + 3.43%), 6.19%, 09/09/26(b)(d)		5,000		4,925,000
CML La Quinta Resort, Term Loan, (1 mo. LIBOR + 3.20%), 6.02%, 12/09/26(b)(d)		6,800		6,616,988
CML ST Regis Aspen, Term Loan, (1 mo. LIBOR + 2.90%, 1.00% Floor), 5.72%, 02/09/27(b)(d)		4,633		4,457,308
Conair Holdings LLC, Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 7.42%, 05/17/28(b)		421		352,482
ConnectWise LLC, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 7.17%, 09/29/28(b)		792		738,549
Cypher Bidco, EUR Term Loan, (6 mo. EURIBOR + 4.50%), 4.50%, 03/01/28(b)(d)	EUR	1,828		1,652,390
Digital Room Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR + 5.25%, 0.50% Floor), 8.37%, 12/21/28(b)	USD	979		877,912
Directv Financing LLC, Term Loan, (1 mo. LIBOR + 5.00%, 0.75% Floor), 8.12%, 08/02/27(b)		1,613		1,498,896
DS Parent, Inc., Term Loan, (3 mo. LIBOR + 5.75%, 0.75% Floor), 9.91%, 12/10/28(b)		1,515		1,451,058
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 3.25%), 6.33%, 02/06/26(b)		247		238,309
ECL Entertainment LLC, Term Loan, (1 mo. LIBOR + 7.50%, 0.75% Floor), 10.62%, 05/01/28(b)		3,615		3,561,009

Security		Par (000)	Value

United States (continued)
EIS Buyer, Inc., Revolver, 0.00%, 09/01/27(b)(d)	USD	373	$362,654
EIS Group, Inc., Term Loan, (3 mo. SOFR CME), 2.84%, 05/01/28(b)(d)		3,734	3,626,540
Emerald Electronics Manufacturing Services, Term Loan, (1 mo. SOFR + 6.25%, 1.00% Floor), 9.38%, 12/29/27(b)		1,167	1,110,813
Foundation Building Materials Holding Co. LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.06%, 01/31/28(b)		826	742,577
Galaxy Universal LLC, 1st Lien Term Loan, (3 mo. LIBOR + 5.75%, 1.00% Floor), 9.07%, 11/12/26(b)(d)		13,225	13,224,660
GoTo Group, Inc., Term Loan B, (1 mo. LIBOR + 4.75%), 7.80%, 08/31/27(b)		863	596,215
Green Plains Operating Co. LLC, Term Loan, (1 mo. LIBOR + 8.00%), 10.51%, 07/20/26(b)(d)		7,098	7,018,502
Herschend Entertainment Co. LLC, 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.50% Floor), 6.88%, 08/27/28(b)		391	380,518
Hydrofarm Holdings LLC, 2021 Term Loan, (3 mo. LIBOR + 5.50%, -4.50% Floor), 8.38%, 09/27/28(b)(d)		1,921	1,690,902
IPS Corp.(b)(d) 2021 Delayed Draw Term Loan, 3.50%, 10/02/28		50	46,447
2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 10/02/28		249	231,079
J&J Ventures Gaming LLC, Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 7.67%, 04/26/28(b)		1,437	1,358,628
Jack Ohio Finance LLC, Term Loan, (1 mo. LIBOR + 4.75%, 0.75% Floor), 7.87%, 10/04/28(b)(d)		570	555,813
LBM Acquisition LLC, Term Loan B, (6 mo. LIBOR + 3.75%, 0.75% Floor), 7.12%, 12/17/27(b)		4,059	3,533,720
LSF11 A5 Holdco LLC, Term Loan, (1 mo. SOFR + 3.50%, 0.50% Floor), 6.65%, 10/15/28(b)		1,431	1,327,076
Maverick Gaming LLC, Term Loan B, (3 mo. LIBOR + 7.50%, 1.00% Floor), 10.57%, 09/03/26(b)		940	845,908
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%, 0.50% Floor), 9.88%, 11/01/29(b)(d)		1,052	999,400
Medline Borrower LP, USD Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.37%, 10/23/28(b)		3,661	3,359,740
MIP V Waste Holdings LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.37%, 12/08/28(b)		1,505	1,448,981
Naked Juice LLC, 2nd Lien Term Loan, (3 mo. SOFR + 6.00%, 0.50% Floor), 9.65%, 01/24/30(b)		141	127,605
Opendoor GP II LLC, Term Loan, 10.00%, 01/23/26(b)(d)		6,663	6,350,088
Opendoor Mezz Commitment, 0.00%		3,337	3,336,739

OVG Business Services LLC, Initial Term Loan, (1 mo. LIBOR + 6.25%, 1.00% Floor), 9.34%, 10/13/28(b)(d)		5,221	4,855,311
Park River Holdings, Inc., Term Loan, (3 mo. LIBOR + 3.25%, 0.75% Floor), 5.53%, 12/28/27(b)		1,444	1,216,781
Profrac Services LLC, 2022 Term Loan, (3 mo. SOFR + 8.50%, 1.00% Floor), 10.01%, 03/04/25(b)(d)		1,609	1,649,735
Project Ruby Ultimate Parent Corp., 2021 Term Loan, (1 mo. LIBOR + 3.25%, 0.75% Floor), 6.37%, 03/10/28(b)		919	855,364

11

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Redstone Holdco 2 LP(b)
2021 2nd Lien Term Loan, (3 mo. LIBOR + 7.75%, 0.75% Floor), 10.52%, 04/27/29	USD	620	$490,191
2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 7.53%, 04/27/28		1,127	830,319
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 6.81%, 03/16/27(b)		861	797,660
Signal Parent, Inc., Term Loan B, (1 mo. LIBOR + 3.50%, 0.75% Floor), 6.62%, 04/03/28(b)		2,858	2,096,757
Sonder Secured Notes, (10.00% PIK), 10.00%, 01/19/27(b)(d)(i)		9,039	7,668,360
Sovos Brands Intermediate, Inc., 2021 Term Loan,
(1 mo. LIBOR + 3.50%, 0.75% Floor), 6.62%, 06/08/28(b)		336	319,316
Springs Windows Fashions LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 7.60%, 10/06/28(b)		547	425,761
SRS Distribution, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor),6.31%, 06/02/28(b)		1,859	1,711,488
Talen Energy Supply LLC, 2022 DIP Term Loan, (3 mo. SOFR CME + 4.75%, 0.75% Floor), 7.63%, 11/10/23(b)		4,613	4,608,387
Triton Water Holdings, Inc., Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 7.17%, 03/31/28(b)		1,179	1,055,398
Twin River Worldwide Holdings, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 5.93%, 10/02/28(b)		2,480	2,233,269
Ultimate Software Group, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 5.54%, 05/04/26(b)		407	386,149
Vaco Holdings LLC, 2022 Term Loan, (3 mo. SOFR CME + 5.00%), 8.68%, 01/21/29(b)		1,157	1,119,644
Valcour Packaging LLC, 2021 1st Lien Term Loan,
(6 mo. LIBOR + 3.75%, 0.50% Floor), 5.22%, 10/04/28(b)		426	390,194
VS Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 6.12%, 02/28/27(b)		253	244,897
White Cap Buyer LLC, Term Loan B, (1 mo. SOFR CME + 3.75%), 6.78%, 10/19/27(b)		4,254	3,971,718

			124,270,465

Floating Rate Loan Interests — 8.1% (Cost: $158,910,136)			146,580,750

Foreign Agency Obligations

Austria — 0.1%
Republic of Austria Government Bond, 2.10%, 12/31/99(a)(c)	EUR	1,408	1,055,632

Bahrain — 0.1%
Bahrain Government International Bond
6.75%, 09/20/29(c)	USD	262	242,645
5.63%, 09/30/31(a)		321	260,411
5.45%, 09/16/32(c)		457	363,315

			866,371

Security		Par (000)	Value

Brazil — 0.5%
Brazil Letras do Tesouro Nacional, 0.00%, 07/01/24(m)	BRL	54,542	$8,299,561

Chile — 0.0%
Chile Government International Bond 4.34%, 03/07/42	USD	694	550,689
4.00%, 01/31/52		290	211,700

			762,389

Colombia — 0.2%
Colombia Government International Bond 4.50%, 01/28/26		497	455,003
3.88%, 04/25/27		1,733	1,468,501
3.13%, 04/15/31		2,643	1,834,077

			3,757,581

Dominican Republic — 0.2%
Dominican Republic International Bond 5.95%, 01/25/27(c)		1,307	1,212,079
6.00%, 07/19/28(c)		342	308,933
5.50%, 02/22/29(a)		646	553,259
4.50%, 01/30/30(a)		1,312	1,028,936
4.88%, 09/23/32(a)		656	489,458
6.40%, 06/05/49(c)		790	564,998

			4,157,663

Egypt(a) — 0.1%
Egypt Government International Bond 5.75%, 05/29/24		572	506,220
8.50%, 01/31/47		400	221,500
7.50%, 02/16/61		400	205,000

			932,720

Guatemala — 0.1%
Guatemala Government Bond 4.50%, 05/03/26(c)		487	458,784
5.25%, 08/10/29(a)		477	428,346
5.38%, 04/24/32(a)		735	640,966
3.70%, 10/07/33(c)		596	428,673
4.65%, 10/07/41(a)		551	383,221

			2,339,990

Hungary — 0.1%
Hungary Government International Bond 5.38%, 03/25/24		970	952,297
5.25%, 06/16/29(a)		973	877,403

			1,829,700

Indonesia — 0.1%
Indonesia Government International Bond 3.50%, 01/11/28		487	444,327
4.10%, 04/24/28		688	643,194
3.40%, 09/18/29		1,079	952,082
Perusahaan Penerbit SBSN Indonesia III, 4.40%, 06/06/27(a)		510	489,600

			2,529,203

Ivory Coast — 0.1%
Ivory Coast Government International Bond, 6.38%, 03/03/28(c)		1,419	1,258,298

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	12

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mexico — 0.2%
Mexico Government International Bond 4.15%, 03/28/27	USD	200	$191,100
4.50%, 04/22/29		1,050	972,300
2.66%, 05/24/31		1,724	1,322,308
4.88%, 05/19/33		971	853,509

			3,339,217

Mongolia — 0.0%
Mongolia Government International Bond, 5.13%, 04/07/26(c)		200	155,022

Morocco(a) — 0.1%
Morocco Government International Bond 2.38%, 12/15/27		1,137	930,422
3.00%, 12/15/32		1,221	851,113

			1,781,535

Nigeria — 0.1%
Nigeria Government International Bond 8.38%, 03/24/29(a)		1,051	746,210
7.88%, 02/16/32(c)		561	356,235

			1,102,445

Oman(c) — 0.1%
Oman Government International Bond 6.50%, 03/08/47		909	705,611
6.75%, 01/17/48		1,588	1,264,445
7.00%, 01/25/51		316	259,120

			2,229,176

Panama — 0.2%
Panama Government International Bond 3.88%, 03/17/28		1,910	1,730,699
9.38%, 04/01/29		498	577,431
3.16%, 01/23/30		878	712,716

			3,020,846

Paraguay — 0.1%
Paraguay Government International Bond 5.60%, 03/13/48(c)		529	395,692
5.40%, 03/30/50(a)		643	472,324

			868,016

Peru — 0.1%
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25(c)		963	926,466
Peruvian Government International Bond 2.78%, 01/23/31		497	393,500
1.86%, 12/01/32		850	595,159
3.00%, 01/15/34		504	379,260

			2,294,385

Qatar — 0.0%
Qatar Government International Bond 4.00%, 03/14/29(a)		316	302,965
4.40%, 04/16/50(c)		200	175,000

			477,965

Romania — 0.1%
Romanian Government International Bond 5.25%, 11/25/27(a)		972	879,660

Security		Par (000)	Value

Romania (continued)
Romanian Government International Bond (continued)
2.88%, 03/11/29(c)	EUR	752	$563,020
2.50%, 02/08/30(c)		790	552,759

			1,995,439

Saudi Arabia — 0.1%
Saudi Government International Bond 4.38%, 04/16/29(a)	USD	452	441,265
4.50%, 04/17/30(c)		489	476,164
2.25%, 02/02/33(c)		1,770	1,389,450

			2,306,879

South Africa — 0.1%
Republic of South Africa Government International Bond
4.85%, 09/30/29		440	361,845
5.88%, 04/20/32		1,080	891,000
5.00%, 10/12/46		1,287	776,865

			2,029,710

Spain(a)(c) — 0.2%
Spain Government Bond 0.50%, 10/31/31	EUR	1,487	1,154,864
3.45%, 07/30/66		2,440	2,242,434

			3,397,298

Sri Lanka — 0.0%
Sri Lanka Government International Bond, 5.75%, 04/18/23(c)(e)(j)	USD	300	74,775

Ukraine(e)(j) — 0.0%
Ukraine Government International Bond 7.75%, 09/01/25(c)		515	119,738
8.99%, 02/01/26(c)		1,113	230,947
7.25%, 03/15/35(a)		955	174,288

			524,973

Uruguay — 0.0%
Uruguay Government International Bond, 4.38%, 10/27/27		470	462,598

Total Foreign Agency Obligations — 3.0% (Cost: $70,456,414)			53,849,387

		Shares

Investment Companies

United States — 2.7%
Invesco QQQ Trust, Series 1		4,100	1,095,766
iShares China Large-Cap ETF(n)		9,792	253,221
iShares iBoxx $ High Yield Corporate Bond ETF(n)		71,216	5,084,110
iShares iBoxx $ Investment Grade Corporate Bonds ETF(n)		100,437	10,289,771
iShares JP Morgan USD Emerging Markets Bond ETF(n)		148,048	11,755,011
iShares MSCI Brazil ETF(n)		23,271	689,520
iShares Russell 2000 ETF(n)		9,800	1,616,216
KraneShares CSI China Internet ETF		40,520	998,413

13

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Shares	Value

United States (continued)
SPDR Bloomberg High Yield Bond ETF		190,341	$16,721,457
VanEck Semiconductor ETF		2,681	496,307

Total Investment Companies — 2.7% (Cost: $54,894,838)			48,999,792

		Par (000)

Municipal Bonds
Puerto Rico(b) — 0.1%
Commonwealth of Puerto Rico, GO
0.00%, 11/01/43	USD	443	218,255
0.00%, 11/01/51		4,869	1,786,019
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51		2,043	668,159

Total Municipal Bonds — 0.1% (Cost: $3,092,718)			2,672,433

Non-Agency Mortgage-Backed Securities

United States — 10.4%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.78%, 06/05/37(a)(b)		2,000	1,546,510
Ajax Mortgage Loan Trust(a)
Series 2021-G, Class A, 1.88%, 06/25/61(b)		5,330	4,850,721
Series 2021-G, Class B, 3.75%, 06/25/61(b)		705	641,520
Series 2021-G, Class C, 0.00%, 06/25/61		1,277	1,216,529
BAMLL Commercial Mortgage Securities Trust(a)(b)
Class D, (1 mo. LIBOR US + 1.70%), 4.52%, 09/15/34		2,000	1,892,570
Series 2015-200P, Class F, 3.72%, 04/14/33		3,000	2,607,035
Series 2017-SCH, Class AL, (1 mo. LIBOR US + 0.90%), 3.72%, 11/15/32		2,000	1,887,502
Banc of America Commercial Mortgage Trust, Series 2007-4, Class H, 6.35%, 02/10/51(a)(b)		3	3,038
BFLD Trust, (1 mo. LIBOR US + 3.70%), 6.52%, 10/15/35(a)(b)		4,000	3,688,399
BX Commercial Mortgage Trust(a)(b)
Series 2019-XL, Class J, (1 mo. LIBOR US + 2.65%), 5.47%, 10/15/36		3,400	3,246,761
Series 2020-VIVA, Class D, 3.67%, 03/11/44		2,006	1,493,166
Series 2020-VKNG, Class G, (1 mo. LIBOR US + 3.25%), 6.07%, 10/15/37		1,714	1,565,342
Series 2021-VINO, Class G, (1 mo. LIBOR US + 3.95%), 6.77%, 05/15/38		450	415,356
BX Trust(a)(b)
Series 2021-ARIA, Class G, (1 mo. LIBOR US + 3.14%), 5.96%, 10/15/36		2,350	2,091,266
Series 2021-LBA, Class GJV, (1 mo. LIBOR US + 3.00%), 5.82%, 02/15/36		1,320	1,156,987
Series 2021-LBA, Class GV, (1 mo. LIBOR US + 3.00%), 5.82%, 02/15/36		1,030	902,800
Series 2021-MFM1, Class F, (1 mo. LIBOR US + 3.00%), 5.82%, 01/15/34		750	684,439
Series 2021-MFM1, Class G, (1 mo. LIBOR US + 3.90%), 6.72%, 01/15/34		1,780	1,615,421
Series 2021-SDMF, Class J, (1 mo. LIBOR US + 4.03%), 6.85%, 09/15/34		2,410	2,143,331

Security		Par (000)	Value

United States (continued)
BX Trust(a)(b) (continued)
Series 2021-VIEW, Class E, (1 mo. LIBOR US + 3.60%), 6.42%, 06/15/36	USD	2,455	$2,257,376
CFCRE Commercial Mortgage Trust(a)
Series 2018-TAN, Class C, 5.29%, 02/15/33		1,500	1,467,909
Series 2018-TAN, Class E, 6.66%, 02/15/33(b)		1,100	1,066,335
CFMT LLC, Series 2020-HB4, Class M4, 4.95%, 12/26/30(a)(b)		3,400	3,143,389
Citigroup Commercial Mortgage Trust(b)
Series 2016-C1, Class C, 5.11%, 05/10/49		1,735	1,580,776
Series 2019-PRM, Class E, 4.89%, 05/10/36(a)		2,000	1,978,218
Cold Storage Trust, Series 2020-ICE5, Class F, (1 mo.
LIBOR US + 3.49%), 6.31%, 11/15/37(a)(b)		3,932	3,715,559
COMM Mortgage Trust(b)
Series 2015-CR25, Class C, 4.67%, 08/10/48		2,000	1,797,983
Series 2019-GC44, Class 180B, 3.51%, 08/15/57(a)		1,900	1,691,111
Credit Suisse Mortgage Capital Certificates Trust 0.81%, 02/15/27		3,400	3,320,259
Class E, (1 mo. LIBOR US + 3.50%), 6.32%, 11/15/38(a)(b)		2,500	2,383,631
Series 2019-ICE4, Class F, (1 mo. LIBOR US + 2.65%), 5.47%, 05/15/36(a)(b)		4,400	4,215,096
Series 2020-FACT, Class F, (1 mo. LIBOR US + 6.16%), 8.98%, 10/15/37(a)(b)		1,700	1,587,453
Series 2020-NET, Class D, 3.83%, 08/15/37(a)(b)		1,275	1,133,008
Series 2021-980M, Class E, 3.65%, 07/15/31(a)(b)		2,410	1,923,253
CSAIL Commercial Mortgage Trust, Series 2018- CX12, Class C, 4.90%, 08/15/51(b)		2,300	2,019,703
CSMC Trust, Series 2020-FACT, Class E, (1 mo. LIBOR US + 4.86%), 7.68%, 10/15/37(a)(b)		1,000	935,183
Deephaven Residential Mortgage Trust, Series 2021-1, Class B2, 3.96%, 05/25/65(a)(b)		1,550	1,295,247
ELP Commercial Mortgage Trust, Series 2021-ELP, Class J, (1 mo. LIBOR US + 3.61%), 6.43%, 11/15/38(a)(b)		2,400	2,205,650
Freddie Mac STACR REMIC Trust, Series 2020- DNA5, Class B1, (30 day SOFR + 4.80%), 7.08%, 10/25/50(a)(b)		2,500	2,516,646
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1, (30 day SOFR + 4.00%), 6.28%, 11/25/50(a)(b)		3,650	3,325,056
Grace Trust, Series 2020-GRCE, Class F, 2.77%, 12/10/40(a)(b)		2,000	1,204,149
GS Mortgage Securities Corp. II, Series 2022-ECI, Class D, (1 mo. SOFR + 4.19%), 7.04%, 08/15/39(a)(b)		1,920	1,886,342
GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, (1 mo. LIBOR US + 3.55%), 6.37%, 10/15/36(a)(b)		1,540	1,424,529
HONO Mortgage Trust(a)(b)
Series 2021-LULU, Class E, (1 mo. LIBOR US + 3.35%), 6.17%, 10/15/36		1,080	1,010,580
Series 2021-LULU, Class F, (1 mo. LIBOR US + 4.40%), 7.22%, 10/15/36		1,305	1,216,702
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class B1, 4.00%, 10/25/55(a)(b)		3,602	3,038,626
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class F, (1 mo. LIBOR US + 3.00%), 5.82%, 07/15/36(a)(b)		2,320	2,134,495

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	14

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)

JP Morgan Mortgage Trust(a)(b)
Series 2021-1, Class A3X, 0.50%, 06/25/51	USD	52,840	$1,390,903
Series 2021-1, Class AX1, 0.13%, 06/25/51		214,423	1,202,872
Series 2021-1, Class AX4, 0.40%, 06/25/51		13,693	288,475
Series 2021-1, Class B4, 3.03%, 06/25/51		829	574,316
Series 2021-1, Class B5, 3.03%, 06/25/51		995	618,241
Series 2021-1, Class B6, 2.97%, 06/25/51		1,536	354,266
Series 2021-4, Class B4, 2.90%, 08/25/51		1,237	867,019
Series 2021-4, Class B5, 2.90%, 08/25/51		928	554,350
Series 2021-4, Class B6, 2.90%, 08/25/51		2,229	482,318
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-2A, Class M2, (1 mo. LIBOR US + 0.60%), 3.68%, 06/25/37(a)(b)		2,735	2,284,836
MCM Trust, 3.00%, 08/25/28(d)		2,382	1,591,412
MED Trust, Series 2021, Class G, (1 mo. LIBOR US + 5.25%), 8.07%, 11/15/38(a)(b)(d) Morgan Stanley Capital I Trust(b)		7,203	6,770,820
Series 2017-H1, Class C, 4.28%, 06/15/50		3,080	2,716,857
Series 2018-H4, Class C, 5.24%, 12/15/51		1,150	1,011,848
MSCG Trust, Series 2018-SELF, Class F, (1 mo. LIBOR US + 3.05%), 5.87%, 10/15/37(a)(b)		3,000	2,780,836
New Residential Mortgage Loan Trust(a)(b)
Series 2019-RPL2, Class B3, 3.98%, 02/25/59		9,329	9,131,723
Series 2021-NQ1R, Class B1, 3.53%, 07/25/55		1,370	1,062,965
Series 2021-NQ1R, Class B2, 4.33%, 07/25/55		1,022	797,114
One New York Plaza Trust, Series 2020-1NYP, Class D, (1 mo. LIBOR US + 2.75%), 5.57%, 01/15/36(a)(b)		630	591,878
Seasoned Credit Risk Transfer Trust, Series 2020-3, Class BXS, 7.31%, 05/25/60(a)(b)		7,658	3,797,642
Seasoned Loans Structured Transaction Trust(a)(b)
Series 2020-2, Class M1, 4.75%, 09/25/60		10,000	9,476,235
Series 2020-3, Class M1, 4.75%, 04/26/60		8,000	7,605,318
SREIT Trust(a)(b)
Series 2021-MFP2, Class J, (1 mo. LIBOR US + 3.92%), 6.73%, 11/15/36		2,500	2,302,819
Series 2021-PALM, Class G, (1 mo. LIBOR US + 3.62%), 6.43%, 10/15/34		1,220	1,133,592
STAR Trust, Class B1, 3.52%, 05/25/65(a)(b)		3,758	3,392,235
Starwood Mortgage Residential Trust(a)
Series 2020-INV, Class B1, 3.26%, 11/25/55		2,540	2,299,514
Series 2020-INV, Class B2, 4.26%, 11/25/55		1,225	1,122,732
TPGI Trust, Series 2021-DGWD, Class G, (1 mo. LIBOR US + 3.85%), 6.67%, 06/15/26(a)(b)		2,435	2,255,664
TVC DSCR(d) 0.00%, 02/01/51		1,323	1,691,265
2.38%, 02/01/51		5,291	5,120,619
UBS Commercial Mortgage Trust, Series 2018-C11, Class C, 5.07%, 06/15/51(b)		671	569,398
Verus Securitization Trust(a)(b)
Series 2020-5, Class B1, 3.71%, 05/25/65		2,400	2,055,876
Series 2020-5, Class B2, 4.71%, 05/25/65		1,400	1,204,894
Series 2021-R2, Class B1, 3.25%, 02/25/64		2,735	2,550,899
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-OA6, Class 1A, 1.91%, 07/25/47(b)		1,224	1,002,203

Security		Par (000)	Value

United States (continued)
Wells Fargo Commercial Mortgage Trust(b)
Series 2019-C50, Class XA, 1.60%, 05/15/52	USD	24,196	$1,583,214
Series 2021-FCMT, Class D, (1 mo. LIBOR US + 3.50%), 6.32%, 05/15/31(a)		750	701,429
Western Alliance Bank, 5.65%, 12/30/24		12,230	12,220,701

Total Non-Agency Mortgage-Backed Securities — 10.4% (Cost: $200,769,133)			188,282,255

		Benefical Interest (000)

Other Interests

Canada — 0.4%
Sprott Private Resource Streaming(d)(o)	USD	4,640	6,726,144

Total Other Interests — 0.4% (Cost: $4,681,796)			6,726,144

		Par (000)

Preferred Securities

Capital Trusts — 0.1%(a)(b)(k)

Mexico — 0.1%
Banco Mercantil del Norte SA, 6.75%	USD	913	846,979

United States — 0.0%
Vistra Corp., 7.00%		800	698,408

			1,545,387

		Shares

Preferred Stocks — 3.4%

Germany — 0.4%
Dr Ing hc F Porsche AG		40,630	3,285,103
Porsche Automobil Holding SE, Preference Shares		7,689	433,222
Volocopter GMBH, (Acquired 03/03/21, Cost: $4,145,649)(d)(f)		780	4,307,416

			8,025,741

Sweden — 0.0%
Volta(d)		2,732	162,256

United Kingdom — 0.1%
10X Future Technologies Holdings Ltd., (Acquired 05/13/21, Cost: $4,334,124)(d)(f)		114,500	1,673,490

United States — 2.9%
Breeze Aviation Group, Inc., Series B, (Acquired 07/30/21, Cost: $3,044,600)(d)(f)		5,637	1,750,289
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $4,444,110)(d)(f)		40,558	6,740,639
Caresyntax, Inc.(d)		7,084	414,910
Cruise, Series G, (Acquired 03/25/21, Cost: $1,886,159)(d)(f)		71,581	1,212,582

15

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Shares	Value

United States (continued)
Databricks, Inc., Series G, (Acquired 02/01/21, Cost: $2,392,693)(d)(f)		40,470	$2,474,741
Deep Instinct Ltd.(d)(f)
Series D-2, (Acquired 03/19/21, Cost: $2,130,236) .		350,490	2,470,955
Series D-4, (Acquired 09/20/22, Cost: $2,188,898) .		310,467	2,188,792
Dream Finders Homes, Inc.(d)		10,172	9,383,670
Exo Imaging, Inc., Series C, (Acquired 06/24/21, Cost: $1,482,935)(d)(f)		253,147	969,553
Jumpcloud, Inc.(d)(f) (Acquired 09/03/21, Cost: $443,302)		74,023	332,363
Series E-1, (Acquired 10/30/20, Cost: $2,052,443) .		1,125,428	5,053,172
Lesson Nine GmbH, Series B(d)		489,075	3,712,079
MNTN Digital, Inc., Series D, (Acquired 11/05/21, Cost: $1,353,207)(d)(f)		58,924	722,997
Mythic AI, Inc., Series C, (Acquired 01/26/21, Cost: $560,518)(d)(f)		81,588	405,492
Noodle Partners, Inc., Series C, (Acquired 08/26/21, Cost: $1,751,669)(d)(f)		196,272	1,079,496
PsiQuantum Corp., Series C, (Acquired 05/21/21, Cost: $945,402)(d)(f)		36,048	915,980
Relativity Space, Inc., Series E, (Acquired 05/27/21, Cost: $814,688)(d)(f)		35,677	619,709
SambaNova Systems, Inc., Series D, (Acquired 04/09/21, Cost: $1,250,247)(d)(f)		13,158	903,034
Sitio Royalties Corp., 1.00%, 09/21/26		7,950,000	7,791,000
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $678,934)(d)(f)		45,203	418,128
Ursa Major Technologies, Inc., (Acquired 09/13/21, Cost: $1,732,297)(d)(f)		290,420	1,742,520
Verge Genomics, Inc., (Acquired 11/05/21, Cost: $1,626,608)(d)(f)		305,363	1,499,332
Zero Mass Water, Inc., Series D, (Acquired 07/05/22, Cost: $271,491)(d)(f)		6,628	271,417

			53,072,850

			62,934,337

Total Preferred Securities — 3.5% (Cost: $69,463,375)			64,479,724

		Par (000)

U.S. Government Sponsored Agency Securities

Agency Obligations — 0.1%
U.S. Treasury Bonds, 3.00%, 08/15/52	USD	3,370	2,908,205

Collateralized Mortgage Obligations — 0.1%
Freddie Mac STACR REMIC Trust, Series 2020- DNA6, Class B1, (30 day SOFR + 3.00%), 5.28%, 12/25/50(a)(b)		2,000	1,849,074

Security		Par (000)	Value

Mortgage-Backed Securities — 1.8%
Freddie Mac Multifamily Structured Pass Through Certificates, 1.47%, 12/25/29(b)	USD	18,250	$1,241,164
Uniform Mortgage-Backed Securities, 4.50%, 10/13/52 - 11/14/52(p)		32,545	30,986,921

			32,228,085

Total U.S. Government Sponsored Agency Securities —2.0% (Cost: $38,373,771)			36,985,364

U.S. Treasury Obligations
U.S. Treasury Bills, 3.98%, 09/07/23(q)		9,140	8,808,529
U.S. Treasury Bonds
1.75%, 08/15/41(r)		4,453	3,044,496
2.38%, 02/15/42		2,816	2,157,760
3.25%, 05/15/42(r)(s)		7,105	6,305,954
2.00%, 08/15/51(r)		6,354	4,339,875
1.88%, 11/15/51(r)		11,615	7,681,005
U.S. Treasury Inflation-Indexed Bonds
0.63%, 01/15/24		31,437	30,698,524
0.50%, 04/15/24		40,549	39,401,374
0.13%, 04/15/27		2,009	1,852,757
U.S. Treasury Notes(r)
1.38%, 09/30/23—11/15/31		24,503	22,817,208
2.88%, 05/15/32		10,083	9,322,049

Total U.S. Treasury Obligations — 7.5% (Cost: $147,319,064)			136,429,531

		Shares

Warrants

Israel — 0.0%
Innovid Corp., (Issued/Exercisable 01/28/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)(e)		8,959	4,301

United Kingdom(e) — 0.0%
Genius Sports Ltd., (Issued/Exercisable 03/30/21, 1 Share for 1 Warrant, Expires 12/31/28, Strike Price USD 11.50)		42,127	30,744
Hedosophia European Growth, (Issued 05/13/21,
Exercisable 05/13/22, 1 Share for 1 Warrant,
Expires 05/13/27, Strike Price EUR 11.50)		46,897	5,557

			36,301

United States — 0.0%
Altus Power, Inc., (Issued/Exercisable 01/22/21, 1 Share for 1 Warrant, Expires 01/12/27, Strike
Price USD 11.00)(e)		18,421	56,000
Cano Health, Inc., (Issued 07/06/20, Exercisable 07/06/21, 1 Share for 1 Warrant, Expires 06/03/26, Strike Price USD 11.50)(e)		33,630	88,783
Climate Real Impact Solutions II Acquisition Corp.,
(Issued/Exercisable 03/11/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)(e)		9,558	765
Crown PropTech Acquisitions, (Issued 02/05/21, 1 Share for 1 Warrant, Strike Price USD 11.50)(d)		74,120	1,482

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	16

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Embark Technology, Inc., (Issued/Exercisable 12/28/20, 0.05 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 230.00)(e)	34,926	$2,434
EVgo, Inc., (Issued/Exercisable 11/10/20, 1 Share for 1 Warrant, Expires 09/15/25, Strike Price USD 11.50)(e)	40,220	75,211
Flyr Warrants, (Issued 05/10/22, 1 Share for 1 Warrant, Expires 05/10/32, Strike Price USD 3.95)(d)	5,990	87,035
FreeWire Technologies, Inc., (Issued 04/27/22, 1 Share for 1 Warrant, Expires 04/26/27, Strike Price USD 3.35)(d)	252,094	272,262
Gores Holdings VIII, Inc., Class A, (Issued/Exercisable 01/28/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)(e)	13,238	12,288
Highland Transcend Partners I Corp., (Issued/Exercisable 01/15/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)(e)	32,320	1,183
Hippo Holdings, Inc., (Issued/Exercisable 01/04/21, 1 Share for 1 Warrant, Expires 08/02/26, Strike Price USD 11.50)(e)	11,689	1,987
KINS Private Placement, (Issued 10/16/20, 1 Share for 1 Warrant, Expires 12/31/25, Strike Price USD 11.50)(d)	184,016	11,041
KINS Technology Group, Inc., Class A, (Issued/Exercisable 02/02/21, 1 Share for 1 Warrant, Expires 12/31/25, Strike Price USD 11.50)(e)	156,413	3,942
Latch, Inc., (Issued/Exercisable 12/29/20, 1 Share for 1 Warrant, Expires 06/04/26, Strike Price USD 11.50)(e)	10,196	820
Lightning eMotors, Inc., (Issued/Exercisable 05/13/20, 1 Share for 1 Warrant, Expires 05/18/25, Strike Price USD 11.50)	82,174	36,969
Offerpad Solutions, Inc., (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)(e)	60,706	10,162
Pear Therapeutics, Inc., (Issued/Exercisable 03/23/21, 1 Share for 1 Warrant, Expires 12/01/26, Strike Price USD 11.50)(e)	9,900	1,681
Proof Acquisition Corp. I, (1 Share for 1 Warrant, Expires 12/23/28, Strike Price USD 11.50)(d)	72,784	5,095
Rotor Acquisition Corp., (Issued/Exercisable 01/14/21, 1 Share for 1 Warrant, Expires 06/15/27, Strike Price USD 11.50)	25,291	7,587
Sarcos Technology & Robotics Corp., Class A, (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 09/24/26, Strike Price USD 11.50)(e)	68,671	23,485

Security	Shares	Value

United States (continued)
Science Strategic Acquisition Corp. Alpha, (Issued/Exercisable 01/22/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)(e)	11,388	$524
Sonder Holdings, Inc., (Issued 11/19/20, Exercisable 01/19/21, 1 Share for 1 Warrant, Expires 11/19/26, Strike Price USD 12.50)(d)	126,000	2,520
Tishman Speyer Innovation Corp. II, Class A, (Issued/Exercisable 01/27/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)(e)	42,507	1,858
TPB Acquisition Corp. I, Class A, (Issued 02/19/21, Exercisable 02/19/22, 1 Share for 1 Warrant, Expires 02/19/23, Strike Price USD 11.50)(e)	25,681	15,922
TPG Pace Beneficial Finance Corp., Class A, (Issued/Exercisable 11/17/20, 1 Share for 1 Warrant, Expires 10/09/27, Strike Price USD 11.50)(e)	17,970	216
Volta, Inc., Series C, (Issued/Exercisable 10/22/20, 1 Share for 1 Warrant, Expires 08/26/26, Strike Price USD 11.50)(e)	41,430	14,500

		735,752

Total Warrants — 0.0% (Cost: $1,618,391)		776,354

Total Long-Term Investments — 100.7% (Cost: $2,074,719,192)		1,826,578,363

		Par (000)

Short-Term Securities

Certificates of Deposit — 0.2%

United States — 0.2%
Citibank N.A., 5.00%, 09/21/23(q)	USD	2,940	2,941,559

Commercial Paper — 0.0%

United States — 0.0%
Enel Finance America LLC, 0.00%, 09/06/23(q)		780	744,411

17

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds — 1.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.79%(n)(t)	31,398,871	$31,398,871

Total Short-Term Securities — 1.9% (Cost: $35,082,038)		35,084,841

Options Purchased — 0.4% (Cost: $9,661,985)		7,823,937

Total Investments Before TBA Sale Commitments and Options Written — 103.0% (Cost: $2,119,463,215)		1,869,487,141

	Par (000)

TBA Sale Commitments

United States — (0.7)%
Uniform Mortgage-Backed Securities, 4.50%, 10/13/52(p) USD	12,700	(12,097,742)

Total TBA Sale Commitments — (0.7)% (Proceeds: $(12,147,172))		(12,097,742)

Options Written — (1.2)% (Premiums Received: $(9,699,516))		(24,090,837)

Total Investments, Net of TBA Sale Commitments and Options Written — 101.1% (Cost: $2,097,616,527)		1,833,298,562

Liabilities in Excess of Other Assets — (1.1)%		(19,831,333)

Net Assets — 100.0%		$1,813,467,229

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $59,859,866, representing 3.3% of its net assets as of period end, and an original cost of $59,580,990.

(g)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)	All or a portion of the security is held by a wholly-owned subsidiary.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Issuer filed for bankruptcy and/or is in default. (k) Perpetual security with no stated maturity date. (l) Rounds to less than 1,000.
(m)	Zero-coupon bond. (n) Affiliate of the Trust.
(o)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(p)	Represents or includes a TBA transaction.
(q)	Rates are discount rates or a range of discount rates as of period end.
(r)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(s)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(t)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$37,246,671	$—	$(5,847,800	)(a)$—		$—	$31,398,871	31,398,871	$395,370	$—
iShares China Large-Cap ETF	358,191	—	—		—	(104,970)	253,221	9,792	1,429	—
iShares iBoxx $ High Yield Corporate Bond ETF	—	19,607,169	(13,271,415)		(904,629)	(347,015)	5,084,110	71,216	216,154	—
iShares iBoxx $ Investment Grade Corporate Bonds
ETF	—	54,076,660	(41,885,155)		(1,082,309)	(819,425)	10,289,771	100,437	150,099	—
iShares JP Morgan USD Emerging Markets Bond ETF	—	16,539,933	(3,185,094)		(304,445)	(1,295,383)	11,755,011	148,048	81,371	—
iShares MSCI Brazil ETF	653,217	—	—		—	36,303	689,520	23,271	38,632	—
iShares Russell 2000 ETF	2,180,010	5,892,851	(6,258,289)		88,563	(286,919)	1,616,216	9,800	17,200	—

					$(2,202,820)	$(2,817,409)	$61,086,720		$900,255	$—

(a)	Represents net amount purchased (sold).

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	18

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Capital Allocation Trust (BCAT)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Bund	99	12/08/22	$ 13,437	$(619,005)
FTSE 100 Index	3	12/16/22	229	(22,538)
MSCI Emerging Markets Index	10	12/16/22	436	(59,960)
10-Year U.S. Treasury Note	536	12/20/22	60,066	(2,964,944)
U.S. Long Bond	192	12/20/22	24,288	(1,794,637)
Ultra U.S. Treasury Bond	620	12/20/22	84,746	(5,076,456)
2-Year U.S. Treasury Note	431	12/30/22	88,490	(1,027,319)
3-Month SONIA Index	140	09/19/23	36,803	(563,862)

				(12,128,721)

Short Contracts
30-Year Euro Buxl Bond	33	12/08/22	4,743	530,986
Euro BTP	358	12/08/22	39,289	1,203,201
Euro-Schatz	116	12/08/22	12,183	102,153
Euro Stoxx 50 Index	503	12/16/22	16,146	1,681,783
NASDAQ 100 E-Mini Index	169	12/16/22	37,300	5,122,572
Russell 2000 E-Mini Index	37	12/16/22	3,089	407,468
S&P 500 E-Mini Index	393	12/16/22	70,769	8,378,097
10-Year U.S. Ultra Long Treasury Note	2,025	12/20/22	239,994	11,473,528
Long Gilt	60	12/28/22	6,458	913,797
5-Year U.S. Treasury Note	825	12/30/22	88,636	694,259

				30,507,844

				$18,379,123

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	40,924,609	EUR	40,548,325	Morgan Stanley & Co. International PLC	10/19/22	$1,144,385
USD	8,028,161	CNH	55,964,556	UBS AG	10/20/22	188,347
USD	8,108,130	EUR	7,922,907	Deutsche Bank AG	11/18/22	319,123
USD	9,292,345	JPY	1,331,461,692	JPMorgan Chase Bank N.A.	11/18/22	51,902
USD	764,502	JPY	109,049,959	UBS AG	11/18/22	7,687
USD	16,766,469	CAD	21,945,749	Morgan Stanley & Co. International PLC	12/14/22	875,856
USD	1,286,638	EUR	1,274,460	JPMorgan Chase Bank N.A.	12/14/22	30,962
USD	282,000,643	EUR	280,265,798	JPMorgan Chase Bank N.A.	12/14/22	5,865,614
USD	53,249,685	GBP	46,184,276	JPMorgan Chase Bank N.A.	12/14/22	1,630,974
USD	22,979,297	HKD	180,119,998	Morgan Stanley & Co. International PLC	12/14/22	2,866
EUR	1,112,743	USD	1,089,616	JPMorgan Chase Bank N.A.	12/15/22	6,849
EUR	2,389,572	USD	2,313,212	JPMorgan Chase Bank N.A.	12/15/22	41,405
EUR	2,500,506	USD	2,417,306	JPMorgan Chase Bank N.A.	12/15/22	46,623
EUR	3,109,215	USD	3,013,956	JPMorgan Chase Bank N.A.	12/15/22	49,777
GBP	120,503	USD	129,404	Morgan Stanley & Co. International PLC	12/15/22	5,282
USD	6,155,676	AUD	9,060,251	HSBC Bank USA N.A.	12/15/22	353,491
USD	2,917,026	CHF	2,785,081	Deutsche Bank AG	12/15/22	73,957
USD	457,218	DKK	3,371,861	Bank of America N.A.	12/15/22	10,295
USD	322,909	EUR	321,109	Bank of America N.A.	12/15/22	6,497
USD	437,238	EUR	434,452	Bank of America N.A.	12/15/22	9,142
USD	943,633	GBP	815,994	Deutsche Bank AG	12/15/22	31,600
USD	468,803	GBP	406,642	HSBC Bank USA N.A.	12/15/22	14,301
USD	431,252	GBP	371,899	State Street Bank and Trust Co.	12/15/22	15,582
USD	9,364,437	JPY	1,337,758,828	JPMorgan Chase Bank N.A.	12/15/22	48,009
USD	353,629	MXN	7,212,007	Morgan Stanley & Co. International PLC	12/15/22	168
USD	187,622	NOK	1,881,150	UBS AG	12/15/22	14,573
USD	6,649,464	SEK	70,299,881	Deutsche Bank AG	12/15/22	287,703
USD	427,753	CNH	3,046,838	HSBC Bank USA N.A.	12/21/22	405

19

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Capital Allocation Trust (BCAT)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,676,160	CNH	53,437,995	HSBC Bank USA N.A.	12/21/22	$180,972
USD	2,459,719	CNH	17,508,034	JPMorgan Chase Bank N.A.	12/21/22	4,051
USD	199,448	CNH	1,398,065	UBS AG	12/21/22	3,356
USD	18,327,530	EUR	18,239,348	State Street Bank and Trust Co.	12/21/22	342,864
USD	7,816,000	MXN	158,665,360	State Street Bank and Trust Co.	12/21/22	47,697
USD	1,352,676	ZAR	23,843,556	JPMorgan Chase Bank N.A.	12/21/22	44,355

						11,756,670

EUR	6,449,265	USD	6,490,360	Morgan Stanley & Co. International PLC	11/18/22	(150,090)
EUR	69,347,995	USD	69,635,928	Morgan Stanley & Co. International PLC	11/18/22	(1,459,939)
BRL	19,495,221	USD	3,706,175	JPMorgan Chase Bank N.A.	12/02/22	(139,460)
CAD	12,757,189	USD	9,732,378	Deutsche Bank AG	12/15/22	(494,889)
EUR	108,276,909	USD	109,191,069	Deutsche Bank AG	12/15/22	(2,498,041)
EUR	423,752	USD	426,520	Morgan Stanley & Co. International PLC	12/15/22	(8,967)
EUR	973,359	USD	979,481	State Street Bank and Trust Co.	12/15/22	(20,360)
EUR	1,193,344	USD	1,186,358	UBS AG	12/15/22	(10,470)
HKD	53,269,393	USD	6,797,335	BNP Paribas S.A.	12/15/22	(2,148)
USD	1,649,883	EUR	1,681,571	HSBC Bank USA N.A.	12/15/22	(7,089)
USD	378,378	GBP	345,087	Bank of America N.A.	12/15/22	(7,324)
USD	703,064	GBP	632,369	State Street Bank and Trust Co.	12/15/22	(3,732)
CNH	1,398,065	USD	199,665	Bank of America N.A.	12/21/22	(3,573)
CNH	18,435,893	USD	2,619,814	JPMorgan Chase Bank N.A.	12/21/22	(34,004)
CNH	13,402,807	USD	1,917,810	Morgan Stanley & Co. International PLC	12/21/22	(37,939)
EUR	1,889,330	USD	1,879,978	Barclays Bank PLC	12/21/22	(17,029)
EUR	2,833,994	USD	2,819,932	JPMorgan Chase Bank N.A.	12/21/22	(25,510)
JPY	109,049,959	USD	766,191	Bank of America N.A.	12/21/22	(6,024)
JPY	1,370,814,272	USD	9,670,979	Deutsche Bank AG	12/21/22	(115,283)
MXN	149,307,718	USD	7,352,494	JPMorgan Chase Bank N.A.	12/21/22	(42,344)
USD	1,279,845	CNH	9,147,372	Bank of America N.A.	12/21/22	(3,161)
USD	1,938,468	CNH	14,004,462	Bank of America N.A.	12/21/22	(25,791)
USD	15,783	CNH	114,086	Deutsche Bank AG	12/21/22	(219)
USD	2,785,680	EUR	2,841,524	BNP Paribas S.A.	12/21/22	(16,167)
USD	2,791,876	EUR	2,853,938	JPMorgan Chase Bank N.A.	12/21/22	(22,211)
USD	2,683,458	GBP	2,504,861	Bank of America N.A.	12/21/22	(116,631)
USD	22,405	GBP	20,929	Morgan Stanley & Co. International PLC	12/21/22	(991)
ZAR	24,549,716	USD	1,392,398	UBS AG	12/21/22	(45,328)

						(5,314,714)

						$6,441,956

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
InvesCo QQQ Trust, Series 1	370	10/07/22	USD	295.00	USD	9,889	$3,145
InvesCo QQQ Trust, Series 1	147	10/14/22	USD	295.00	USD	3,929	7,791
Eli Lilly & Co.	12	10/21/22	USD	330.00	USD	388	8,730
Microsoft Corp.	33	10/21/22	USD	290.00	USD	769	264
Microsoft Corp.	26	10/21/22	USD	270.00	USD	606	871
SPDR S&P 500 ETF Trust	188	10/21/22	USD	430.00	USD	6,715	470
Tesla, Inc.	6	10/21/22	USD	316.67	USD	159	1,629
Tesla, Inc.	36	10/21/22	USD	320.00	USD	955	8,550
Visa, Inc., Class A	48	10/21/22	USD	220.00	USD	853	360
Walt Disney Co.	80	10/21/22	USD	130.00	USD	755	280
SPDR S&P 500 ETF Trust	293	10/24/22	USD	400.00	USD	10,465	8,497
Abbott Laboratories	104	11/18/22	USD	110.00	USD	1,006	6,084
Alphabet, Inc., Class C	178	11/18/22	USD	117.50	USD	1,711	9,790
Alphabet, Inc., Class C	98	11/18/22	USD	107.50	USD	942	18,620
Apple, Inc.	122	11/18/22	USD	170.00	USD	1,686	6,466
BNP Paribas SA	157	11/18/22	EUR	52.00	EUR	685	3,770

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	20

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Capital Allocation Trust (BCAT)

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Delphi Automotive PLC	69	11/18/22	USD	100.00	USD	540	$6,900
Dynatrace, Inc.	111	11/18/22	USD	45.00	USD	386	5,273
Eli Lilly & Co.	41	11/18/22	USD	330.00	USD	1,326	55,760
Generac Holdings, Inc.	21	11/18/22	USD	300.00	USD	374	893
Lululemon Athletica, Inc.	33	11/18/22	USD	350.00	USD	923	5,528
Microsoft Corp.	74	11/18/22	USD	280.00	USD	1,723	8,843
Societe Generale SA	245	11/18/22	EUR	26.00	EUR	500	5,403
SPDR S&P 500 ETF Trust	134	11/18/22	USD	410.00	USD	4,786	9,983
Tesla, Inc.	15	11/18/22	USD	320.00	USD	398	11,362
Tesla, Inc.	35	11/18/22	USD	300.00	USD	928	43,575
Tesla, Inc.	46	11/18/22	USD	310.00	USD	1,220	45,655
Walt Disney Co.	88	11/18/22	USD	120.00	USD	830	3,564
Alphabet, Inc., Class C	162	12/16/22	USD	115.00	USD	1,558	21,870
Amazon.com, Inc.	151	12/16/22	USD	135.00	USD	1,706	37,448
Apple, Inc.	122	12/16/22	USD	165.00	USD	1,686	20,313
Charles Schwab Corp.	138	12/16/22	USD	80.00	USD	992	27,255
Commerzbank AG.	447	12/16/22	EUR	9.00	EUR	328	9,200
Domino’s Pizza, Inc.	23	12/16/22	USD	370.00	USD	713	10,925
General Motors Co.	149	12/16/22	USD	43.00	USD	478	4,843
HCA Healthcare, Inc.	57	12/16/22	USD	230.00	USD	1,048	11,542
iShares China Large-Cap ETF	664	12/16/22	USD	30.00	USD	1,717	26,560
LVMH Moet Hennessy Louis Vuitton SE	18	12/16/22	EUR	640.00	EUR	1,099	37,090
LVMH Moet Hennessy Louis Vuitton SE	17	12/16/22	EUR	680.00	EUR	1,038	19,160
Microsoft Corp.	75	12/16/22	USD	270.00	USD	1,747	24,562
Salesforce.com, Inc.	127	12/16/22	USD	165.00	USD	1,827	60,325
SAP Investor Relations, ADR	71	12/16/22	USD	100.00	USD	577	4,083
Shell PLC, ADR	347	12/16/22	USD	55.00	USD	1,727	48,580
Siemens AG, Registered Shares	162	12/16/22	EUR	110.00	EUR	1,639	57,792
SPDR S&P 500 ETF Trust	189	12/16/22	USD	435.00	USD	6,751	8,600
Tesla, Inc.	84	12/16/22	USD	300.00	USD	2,228	148,680
Visa, Inc., Class A	69	12/16/22	USD	210.00	USD	1,226	10,660
Walt Disney Co.	89	12/16/22	USD	120.00	USD	840	7,031
Abbott Laboratories	100	01/20/23	USD	125.00	USD	968	3,000
Abbott Laboratories	174	01/20/23	USD	115.00	USD	1,684	16,356
Adobe, Inc.	18	01/20/23	USD	480.00	USD	495	792
Align Technology, Inc.	26	01/20/23	USD	290.00	USD	538	14,950
Alphabet, Inc., Class C	160	01/20/23	USD	125.00	USD	1,538	14,800
Booking Holdings, Inc.	6	01/20/23	USD	2,600.00	USD	986	3,060
DexCom, Inc.	127	01/20/23	USD	100.00	USD	1,023	40,005
Dynatrace, Inc.	112	01/20/23	USD	45.00	USD	390	12,880
Eli Lilly & Co.	35	01/20/23	USD	340.00	USD	1,132	61,950
Eli Lilly & Co	35	01/20/23	USD	320.00	USD	1,132	95,375
Freeport-McMoRan, Inc.	347	01/20/23	USD	35.00	USD	948	41,987
Glencore International PLC	112	01/20/23	GBP	5.68	GBP	552	21,575
Humana, Inc.	17	01/20/23	USD	500.00	USD	825	48,110
Humana, Inc.	29	01/20/23	USD	550.00	USD	1,407	31,030
Intuit, Inc.	19	01/20/23	USD	450.00	USD	736	29,450
Marathon Oil Corp.	238	01/20/23	USD	24.00	USD	537	56,882
Otis Worldwide Corp.	117	01/20/23	USD	85.00	USD	746	6,435
Salesforce.com, Inc.	61	01/20/23	USD	200.00	USD	877	7,442
Salesforce.com, Inc.	61	01/20/23	USD	210.00	USD	877	4,484
ServiceNow, Inc.	21	01/20/23	USD	550.00	USD	793	7,350
SPDR S&P 500 ETF Trust	260	01/20/23	USD	430.00	USD	9,287	31,850
TE Connectivity Ltd.	81	01/20/23	USD	135.00	USD	894	12,757
Tractor Supply Co.	46	01/20/23	USD	210.00	USD	855	27,140
Visa, Inc., Class A	81	01/20/23	USD	210.00	USD	1,439	21,667
Walt Disney Co.	133	01/20/23	USD	120.00	USD	1,255	17,423
XPO Logistics, Inc.	78	01/20/23	USD	57.50	USD	347	12,480

							1,525,805

Put
Apple, Inc.	256	10/21/22	USD	155.00	USD	3,538	437,120

21

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Capital Allocation Trust (BCAT)

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Amount Notional (000)		Value
Put (continued)
Consumer Staples Select Sector SPDR Fund	831	10/21/22	USD	70.00	USD	5,545	$288,772
Dollar Tree, Inc.	30	10/21/22	USD	130.00	USD	408	7,545
EQT Corp.	592	10/21/22	USD	30.00	USD	2,412	10,360
Intel Corp.	226	10/21/22	USD	28.00	USD	582	55,709
InvesCo QQQ Trust, Series 1	310	10/21/22	USD	268.00	USD	8,285	269,855
iShares China Large-Cap ETF	377	10/21/22	USD	28.00	USD	975	88,218
iShares Russell 2000 ETF	438	10/21/22	USD	164.00	USD	7,223	213,963
SPDR S&P 500 ETF Trust	726	10/28/22	USD	355.00	USD	25,931	675,180
SPDR S&P 500 ETF Trust	183	11/18/22	USD	360.00	USD	6,536	265,167
SPDR S&P 500 ETF Trust	179	12/16/22	USD	350.00	USD	6,394	250,331
ConocoPhillips	139	01/20/23	USD	70.00	USD	1,423	20,780
Energy Select Sector SPDR Fund	235	01/20/23	USD	65.00	USD	1,692	87,537
EQT Corp.	235	01/20/23	USD	35.00	USD	958	76,375
Exxon Mobil Corp.	93	01/20/23	USD	75.00	USD	812	28,551
Valero Energy Corp.	81	01/20/23	USD	90.00	USD	865	41,715

							2,817,178

							$4,342,983

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
GBP Currency	One Touch	HSBC Bank PLC	—	12/23/22	USD	1.00	USD	1.00	GBP	356	$5,092
GBP Currency	One Touch	HSBC Bank PLC	—	12/23/22	USD	1.03	USD	1.03	GBP	356	54,192

											$59,284

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Goldman Sachs International	—	10/27/22	CNH	6.80	USD	9,352	$442,962
USD Currency	Goldman Sachs International	—	11/11/22	CNH	7.00	USD	11,422	260,292
S&P 500 Index	Barclays Bank PLC	914	12/16/22	USD	3,849.00	USD	3,277	59,514

								762,768

Put
EUR Currency	Deutsche Bank AG	—	10/17/22	USD	0.94	EUR	14,276	28,472
EUR Currency	JPMorgan Chase Bank N.A.	—	10/20/22	USD	0.98	EUR	12,051	147,961
GBP Currency	Morgan Stanley & Co. International PLC	—	11/01/22	USD	1.06	GBP	3,894	33,035
EUR Currency	JPMorgan Chase Bank N.A.	—	11/25/22	CHF	0.94	EUR	8,354	61,016

								270,484

								$1,033,252

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	22

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Capital Allocation Trust (BCAT)

OTC Interest Rate Swaptions Purchased

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
10-Year Interest Rate Swap, 10/29/32	1-Day SOFR, 3.07%	Quarterly	2.26%	Semi-Annual	Morgan Stanley & Co. International PLC	10/27/22	2.26%	USD	6,178	$73
1-Year Interest Rate Swap, 03/18/24	3-Month LIBOR, 3.75%	Quarterly	0.80%	Semi-Annual	Morgan Stanley & Co. International PLC	03/16/23	0.80	USD	124,708	2,120

										2,193

Put
1-Year Interest Rate Swap, 02/11/24	3.75%	Semi-Annual	1-Day SOFR, 3.07%	Quarterly	Goldman Sachs International	02/09/23	3.75	USD	92,095	735,867
1-Year Interest Rate Swap, 04/03/24	2.47%	Annual	1-Day SONIA, 2.19%	Annual	Goldman Sachs International	04/03/23	2.47	GBP	46,645	1,650,358

										2,386,225

										$2,388,418

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
InvesCo QQQ Trust, Series 1	370	10/07/22	USD	310.00	USD	9,889	$(555)
InvesCo QQQ Trust, Series 1	147	10/14/22	USD	315.00	USD	3,929	(662)
ConocoPhillips	108	10/21/22	USD	125.00	USD	1,105	(2,646)
Costco Wholesale Corp.	23	10/21/22	USD	580.00	USD	1,086	(184)
EQT Corp.	592	10/21/22	USD	42.00	USD	2,412	(118,400)
LVMH Moet Hennessy Louis Vuitton SE	17	10/21/22	EUR	750.00	EUR	1,038	(1,733)
SPDR S&P 500 ETF Trust	375	10/21/22	USD	440.00	USD	13,394	(563)
Alphabet, Inc., Class C	178	11/18/22	USD	130.00	USD	1,711	(2,670)
Apple, Inc.	122	11/18/22	USD	185.00	USD	1,686	(1,830)
Boston Scientific Corp.	293	11/18/22	USD	45.00	USD	1,135	(5,860)
Microsoft Corp.	74	11/18/22	USD	305.00	USD	1,723	(1,850)
SPDR S&P 500 ETF Trust	134	11/18/22	USD	430.00	USD	4,786	(2,747)
Tesla, Inc.	35	11/18/22	USD	350.00	USD	928	(11,638)
Tesla, Inc.	46	11/18/22	USD	360.00	USD	1,220	(11,454)
Alphabet, Inc., Class C	162	12/16/22	USD	150.00	USD	1,558	(1,215)
Amazon.com, Inc.	151	12/16/22	USD	150.00	USD	1,706	(12,609)
Apple, Inc.	122	12/16/22	USD	180.00	USD	1,686	(6,100)
DexCom, Inc.	112	12/16/22	USD	110.00	USD	902	(10,640)
iShares China Large-Cap ETF	664	12/16/22	USD	34.00	USD	1,717	(20,584)
Microsoft Corp.	75	12/16/22	USD	295.00	USD	1,747	(7,913)
Salesforce.com, Inc.	127	12/16/22	USD	185.00	USD	1,827	(20,130)
Shell PLC, ADR	347	12/16/22	USD	65.00	USD	1,727	(6,940)
Tesla, Inc.	84	12/16/22	USD	350.00	USD	2,228	(52,080)
UnitedHealth Group, Inc.	36	12/16/22	USD	600.00	USD	1,818	(8,856)
EQT Corp.	235	01/20/23	USD	50.00	USD	958	(64,037)
Exxon Mobil Corp.	185	01/20/23	USD	95.00	USD	1,615	(78,625)
Merck & Co., Inc.	164	01/20/23	USD	100.00	USD	1,412	(11,890)
Valero Energy Corp.	162	01/20/23	USD	120.00	USD	1,731	(105,705)

							(570,116)

Put
Alphabet, Inc., Class C	169	10/21/22	USD	105.00	USD	1,625	(158,015)
Amazon.com, Inc.	146	10/21/22	USD	120.00	USD	1,650	(131,765)
Apple, Inc.	256	10/21/22	USD	135.00	USD	3,538	(104,320)
Apple, Inc.	116	10/21/22	USD	150.00	USD	1,603	(148,190)
Consumer Staples Select Sector SPDR Fund	831	10/21/22	USD	65.00	USD	5,545	(63,571)
Costco Wholesale Corp.	33	10/21/22	USD	490.00	USD	1,558	(80,685)
Dollar Tree, Inc.	30	10/21/22	USD	120.00	USD	408	(2,775)
Equinix, Inc.	15	10/21/22	USD	590.00	USD	853	(47,250)
Home Depot, Inc.	57	10/21/22	USD	280.00	USD	1,573	(60,705)
Intercontinental Exchange, Inc.	93	10/21/22	USD	90.00	USD	840	(23,250)
Intuit, Inc.	21	10/21/22	USD	390.00	USD	813	(38,325)

23

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Capital Allocation Trust (BCAT)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
Intuit, Inc.	35	10/21/22	USD	370.00	USD	1,356	$(36,050)
Intuitive Surgical, Inc.	44	10/21/22	USD	180.00	USD	825	(26,840)
InvesCo QQQ Trust, Series 1	310	10/21/22	USD	245.00	USD	8,285	(68,820)
iShares China Large-Cap ETF	377	10/21/22	USD	25.00	USD	975	(20,735)
iShares iBoxx $ High Yield Corporate Bond ETF	467	10/21/22	USD	70.00	USD	3,334	(38,761)
iShares iBoxx $ High Yield Corporate Bond ETF	702	10/21/22	USD	72.00	USD	5,012	(118,638)
iShares Russell 2000 ETF	438	10/21/22	USD	152.00	USD	7,223	(67,890)
Mastercard, Inc., Class A	29	10/21/22	USD	290.00	USD	825	(34,945)
Microsoft Corp.	103	10/21/22	USD	250.00	USD	2,399	(190,292)
Microsoft Corp.	26	10/21/22	USD	230.00	USD	606	(17,485)
Tesla, Inc.	147	10/21/22	USD	240.00	USD	3,899	(128,992)
Tesla, Inc.	6	10/21/22	USD	233.33	USD	159	(4,275)
UnitedHealth Group, Inc.	37	10/21/22	USD	480.00	USD	1,869	(21,368)
Visa, Inc., Class A	48	10/21/22	USD	185.00	USD	853	(45,480)
Visa, Inc., Class A	48	10/21/22	USD	180.00	USD	853	(31,440)
Walt Disney Co.	80	10/21/22	USD	110.00	USD	755	(125,600)
SPDR S&P 500 ETF Trust	146	10/24/22	USD	330.00	USD	5,215	(35,405)
SPDR S&P 500 ETF Trust	726	10/28/22	USD	325.00	USD	25,931	(176,781)
Abbott Laboratories	104	11/18/22	USD	95.00	USD	1,006	(40,040)
Alphabet, Inc., Class C	178	11/18/22	USD	95.00	USD	1,711	(91,670)
Alphabet, Inc., Class C	98	11/18/22	USD	90.00	USD	942	(32,830)
Apple, Inc.	122	11/18/22	USD	135.00	USD	1,686	(85,095)
BNP Paribas SA	157	11/18/22	EUR	45.00	EUR	677	(50,930)
Delphi Automotive PLC	69	11/18/22	USD	82.50	USD	540	(60,375)
Dynatrace, Inc.	111	11/18/22	USD	35.00	USD	386	(34,410)
Eli Lilly & Co.	38	11/18/22	USD	270.00	USD	1,229	(9,652)
Generac Holdings, Inc.	21	11/18/22	USD	220.00	USD	374	(97,860)
Lululemon Athletica, Inc.	33	11/18/22	USD	290.00	USD	923	(80,025)
Microsoft Corp.	74	11/18/22	USD	220.00	USD	1,723	(57,720)
Northrop Grumman Corp.	20	11/18/22	USD	430.00	USD	941	(19,300)
Societe Generale SA	245	11/18/22	EUR	21.00	EUR	494	(38,778)
SPDR S&P 500 ETF Trust	67	11/18/22	USD	340.00	USD	2,393	(51,523)
SPDR S&P 500 ETF Trust	183	11/18/22	USD	330.00	USD	6,536	(101,016)
Tesla, Inc.	61	11/18/22	USD	240.00	USD	1,618	(97,600)
Tesla, Inc.	35	11/18/22	USD	220.00	USD	928	(35,000)
Walt Disney Co.	177	11/18/22	USD	95.00	USD	1,670	(108,412)
Air Products & Chemicals, Inc.	39	12/16/22	USD	220.00	USD	908	(30,810)
Alphabet, Inc., Class C	162	12/16/22	USD	90.00	USD	1,558	(69,660)
Amazon.com, Inc.	151	12/16/22	USD	100.00	USD	1,706	(68,705)
Apple, Inc.	122	12/16/22	USD	130.00	USD	1,686	(78,995)
Charles Schwab Corp.	138	12/16/22	USD	65.00	USD	992	(34,845)
Commerzbank AG	447	12/16/22	EUR	7.20	EUR	325	(27,599)
Domino’s Pizza, Inc.	23	12/16/22	USD	290.00	USD	713	(32,085)
General Motors Co.	149	12/16/22	USD	33.00	USD	478	(51,033)
HCA Healthcare, Inc.	57	12/16/22	USD	160.00	USD	1,048	(34,200)
LVMH Moet Hennessy Louis Vuitton SE	18	12/16/22	EUR	520.00	EUR	1,038	(16,141)
LVMH Moet Hennessy Louis Vuitton SE	17	12/16/22	EUR	550.00	EUR	1,099	(30,656)
Microsoft Corp.	74	12/16/22	USD	215.00	USD	1,723	(61,975)
Microsoft Corp.	75	12/16/22	USD	220.00	USD	1,747	(73,312)
Salesforce.com, Inc.	127	12/16/22	USD	130.00	USD	1,827	(82,867)
SAP Investor Relations, ADR	71	12/16/22	USD	80.00	USD	577	(31,595)
Shell PLC, ADR	347	12/16/22	USD	45.00	USD	1,727	(63,328)
Siemens AG, Registered Shares	162	12/16/22	EUR	88.00	EUR	1,616	(43,979)
SPDR S&P 500 ETF Trust	214	12/16/22	USD	310.00	USD	7,644	(105,288)
SPDR S&P 500 ETF Trust	189	12/16/22	USD	370.00	USD	6,751	(428,085)
Tesla, Inc.	84	12/16/22	USD	220.00	USD	2,228	(116,760)
Visa, Inc., Class A	69	12/16/22	USD	170.00	USD	1,226	(50,888)
Walt Disney Co.	89	12/16/22	USD	95.00	USD	840	(63,635)
Abbott Laboratories	100	01/20/23	USD	105.00	USD	968	(109,000)
Abbott Laboratories	174	01/20/23	USD	95.00	USD	1,684	(96,135)
Adobe, Inc.	13	01/20/23	USD	400.00	USD	358	(161,850)
Align Technology, Inc.	26	01/20/23	USD	230.00	USD	538	(102,960)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	24

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Capital Allocation Trust (BCAT)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
Alphabet, Inc., Class C	240	01/20/23	USD	80.00	USD	2,308	$(61,200)
Alphabet, Inc., Class C	160	01/20/23	USD	100.00	USD	1,538	(152,800)
Amazon.com, Inc.	240	01/20/23	USD	80.00	USD	2,712	(43,440)
Booking Holdings, Inc.	6	01/20/23	USD	2,000.00	USD	986	(233,400)
Comcast Corp., Class A	346	01/20/23	USD	30.00	USD	1,015	(103,800)
DexCom, Inc.	127	01/20/23	USD	80.00	USD	1,023	(113,030)
Dynatrace, Inc.	112	01/20/23	USD	35.00	USD	390	(45,920)
Eli Lilly & Co.	35	01/20/23	USD	280.00	USD	1,132	(25,725)
Eli Lilly & Co.	35	01/20/23	USD	260.00	USD	1,132	(15,663)
Exxon Mobil Corp.	93	01/20/23	USD	65.00	USD	812	(12,648)
Freeport-McMoRan, Inc.	347	01/20/23	USD	25.00	USD	948	(83,627)
Glencore International PLC	112	01/20/23	GBP	4.41	GBP	543	(36,548)
Humana, Inc.	17	01/20/23	USD	390.00	USD	825	(10,200)
Humana, Inc.	29	01/20/23	USD	440.00	USD	1,407	(42,920)
Intuit, Inc.	19	01/20/23	USD	370.00	USD	736	(54,340)
Marathon Oil Corp.	238	01/20/23	USD	21.00	USD	537	(50,456)
Microsoft Corp.	94	01/20/23	USD	200.00	USD	2,189	(58,045)
Otis Worldwide Corp.	117	01/20/23	USD	65.00	USD	746	(54,405)
Salesforce.com, Inc.	122	01/20/23	USD	160.00	USD	1,755	(274,805)
ServiceNow, Inc.	21	01/20/23	USD	450.00	USD	793	(175,665)
TE Connectivity Ltd.	81	01/20/23	USD	110.00	USD	894	(66,825)
Tractor Supply Co.	46	01/20/23	USD	165.00	USD	855	(31,280)
Valero Energy Corp.	81	01/20/23	USD	75.00	USD	865	(16,889)
Visa, Inc., Class A	81	01/20/23	USD	180.00	USD	1,439	(106,312)
Walt Disney Co.	133	01/20/23	USD	100.00	USD	1,255	(142,642)
XPO Logistics, Inc.	78	01/20/23	USD	45.00	USD	347	(42,510)

							(7,262,365)

							$(7,832,481)

OTC Barrier Options Written

Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
		Morgan Stanley & Co.
GBP Currency	Down-and-in	International PLC	11/01/22	USD	1.03	USD	0.98	GBP	3,893	$(17,089)
GBP Currency	One Touch	HSBC Bank PLC	12/23/22	USD	1.00	USD	1.00	GBP	356	(36,150)

										$(53,239)

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Goldman Sachs International	10/27/22	CNH	7.05	USD	9,353	$(153,596)
USD Currency	Goldman Sachs International	10/27/22	CNH	7.05	USD	9,352	(153,596)
USD Currency	Goldman Sachs International	11/11/22	CNH	7.15	USD	11,422	(119,736)

							(426,928)

Put
EUR Currency	Deutsche Bank AG	10/13/22	USD	0.97	EUR	9,285	(74,436)
EUR Currency	JPMorgan Chase Bank N.A.	10/20/22	USD	0.96	EUR	12,051	(54,989)
EUR Currency	JPMorgan Chase Bank N.A.	11/25/22	CHF	0.91	EUR	8,354	(16,613)

							(146,038)

							$(572,966)

25

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Capital Allocation Trust (BCAT)

OTC Credit Default Swaptions Written

	Paid by the Trust	Received by the Trust			Expiration	Credit	Exercise	Notional
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Date	Rating(a)	Price	Amount (000)(b)	Value
Put
Sold Protection 5-Year Credit Default Swap, 06/20/27	ITRAXX.XO.37.V1	5.00%	Quarterly	Barclays Bank PLC	10/19/22	N/R	EUR 575.00	EUR 4,670	$(88,200)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaptions Written

	Paid by the Trust		Received by the Trust			Expiration	Exercise		Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
2-Year Interest Rate Swap, 10/29/24	2.47%	Semi-Annual	1-Day SOFR, 3.07%	Quarterly	Morgan Stanley & Co. International PLC	10/27/22	2.47%	USD	22,886	$(23)
2-Year Interest Rate Swap, 02/17/25	1.40%	Semi-Annual	1-Day SOFR, 3.07%	Quarterly	Morgan Stanley & Co. International PLC	02/15/23	1.40	USD	47,688	(5,006)
1-Year Interest Rate Swap, 03/18/24	0.40%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	Morgan Stanley & Co. International PLC	03/16/23	0.40	USD	124,708	(1,338)
1-Year Interest Rate Swap, 03/18/24	0.60%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	Morgan Stanley & Co. International PLC	03/16/23	0.60	USD	124,708	(1,680)

										(8,047)

Put
5-Year Interest Rate Swap, 10/06/27	1-Day SOFR, 3.07%	Quarterly	2.91%	Semi-Annual	Morgan Stanley & Co. International PLC	10/04/22	2.91	USD	23,669	(988,141)
10-Year Interest Rate Swap, 10/28/32	1-Day SOFR, 3.07%	Quarterly	3.05%	Semi-Annual	Goldman Sachs International	10/26/22	3.05	USD	11,483	(521,816)
10-Year Interest Rate Swap, 11/02/32	1-Day SOFR, 3.07%	Quarterly	2.88%	Semi-Annual	Citibank N.A.	10/31/22	2.88	USD	11,632	(686,642)
10-Year Interest Rate Swap, 11/04/32	1-Day SOFR, 3.07%	Quarterly	2.92%	Semi-Annual	Goldman Sachs International	11/02/22	2.92	USD	11,671	(653,789)
10-Year Interest Rate Swap, 11/12/32	1-Day SOFR, 3.07%	Quarterly	2.90%	Semi-Annual	Goldman Sachs International	11/10/22	2.90	USD	18,790	(1,090,158)
10-Year Interest Rate Swap, 11/25/32	1-Day SOFR, 3.07%	Quarterly	3.20%	Semi-Annual	Goldman Sachs International	11/23/22	3.20	USD	10,953	(415,302)
1-Year Interest Rate Swap, 02/11/24	1-Day SOFR, 3.07%	Quarterly	4.40%	Semi-Annual	Goldman Sachs International	02/09/23	4.40	USD	184,191	(718,193)
2-Year Interest Rate Swap, 02/17/25	1-Day SOFR, 3.07%	Quarterly	2.60%	Semi-Annual	Morgan Stanley & Co. International PLC	02/15/23	2.60	USD	47,688	(1,475,978)
2-Year Interest Rate Swap, 02/17/25	1-Day SOFR, 3.07%	Quarterly	2.70%	Semi-Annual	Morgan Stanley & Co. International PLC	02/15/23	2.70	USD	47,688	(1,391,997)
1-Year Interest Rate Swap, 03/09/24	1-Day SOFR, 3.07%	Quarterly	4.50%	Semi-Annual	Morgan Stanley & Co. International PLC	03/07/23	4.50	USD	92,494	(351,289)
2-Year Interest Rate Swap, 03/10/25	1-Day SOFR, 3.07%	Quarterly	4.03%	Semi-Annual	Goldman Sachs International	03/08/23	4.03	USD	93,515	(912,119)
10-Year Interest Rate Swap, 03/25/33	1-Day SOFR, 3.07%	Quarterly	3.27%	Semi-Annual	Goldman Sachs International	03/23/23	3.27	USD	35,297	(1,493,386)
1-Year Interest Rate Swap, 04/03/24	1-Day SONIA, 2.19%	Annual	3.22%	Annual	Goldman Sachs International	04/03/23	3.22	GBP	93,289	(2,621,557)
10-Year Interest Rate Swap, 04/08/33	1-Day SOFR, 3.07%	Quarterly	3.40%	Semi-Annual	Morgan Stanley & Co. International PLC	04/06/23	3.40	USD	11,867	(436,851)
10-Year Interest Rate Swap, 04/20/33	1-Day SOFR, 3.07%	Quarterly	3.45%	Semi-Annual	Morgan Stanley & Co. International PLC	04/18/23	3.45	USD	11,734	(414,769)
10-Year Interest Rate Swap, 05/07/33	1-Day SOFR, 3.07%	Quarterly	3.75%	Semi-Annual	Citibank N.A.	05/05/23	3.75	USD	11,690	(295,747)
10-Year Interest Rate Swap, 05/13/33	1-Day SOFR, 3.07%	Quarterly	3.57%	Semi-Annual	Goldman Sachs International	05/11/23	3.57	USD	33,633	(1,068,170)
										(15,535,904)

										$(15,543,951)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	26

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Capital Allocation Trust (BCAT)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTRAXX.XO.38.V1	5.00%	Quarterly	12/20/27	USD 3,295	$165,970	$121,601	$44,369

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.35.V2	5.00%	Quarterly	12/20/25	CCC-	USD	9,121	$46,103	$494,749	$(448,646)
iTraxx.XO.34.V2	5.00	Quarterly	12/20/25	CCC-	EUR	34,106	(102,808)	2,760,721	(2,863,529)
iTraxx.XO.35.V1	5.00	Quarterly	06/20/26	CCC	EUR	1,440	(19,693)	164,349	(184,042)
CDX.NA.HY.38.V2	5.00	Quarterly	06/20/27	B	USD	20,543	(433,614)	203,753	(637,367)
CDX.NA.HY.39.V1	5.00	Quarterly	12/20/27	B+	USD	131,638	(5,197,439)	(5,618,197)	420,758
CDX.NA.IG.39.V1	1.00	Quarterly	12/20/27	BBB+	USD	4,728	(14,776)	7,696	(22,472)

							$ (5,722,227)	$ (1,986,929)	$ (3,735,298)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective		Termination		Notional		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)
1-Month MXIBOR, 9.54%	Monthly	4.42%	Monthly	N/A		02/28/23	MXN	88,484	$(775,011)	$281	$(775,292)
1-Month MXIBOR, 9.54%	Monthly	4.50%	Monthly	N/A		03/03/23	MXN	88,456	(243,877)	8	(243,885)
1-Month MXIBOR, 9.54%	Monthly	4.68%	Monthly	N/A		02/27/24	MXN	62,782	(112,934)	1	(112,935)
1-Month MXIBOR, 9.54%	Monthly	4.86%	Monthly	N/A		03/01/24	MXN	62,782	(235,283)	8	(235,291)
1-Day SOFR, 3.07%	Annual	1.13%	Annual	N/A		03/07/24	USD	51,255	(110,168)	2	(110,170)
1-Day SOFR, 3.07%	Annual	1.13%	Annual	N/A		03/08/24	USD	77,139	(2,272,894)	163	(2,273,057)
1-Day SOFR, 3.07%	Annual	1.08%	Annual	N/A		03/18/24	USD	103,986	(4,837,978)	337	(4,838,315)
4.18%	Annual	1-Day SOFR, 3.07%	Annual	N/A		06/28/24	USD	16,487	(2,350,775)	210	(2,350,985)
4.16%	Annual	1-Day SOFR, 3.07%	Annual	N/A		07/13/24	USD	14,859	43,056	103,210	(60,154)
4.16%	Annual	1-Day SOFR, 3.07%	Annual	N/A		07/20/24	USD	21,852	52,712	127,108	(74,396)
4.16%	Annual	1-Day SOFR, 3.07%	Annual	N/A		07/23/24	USD	28,619	(80,457)	161	(80,618)
4.14%	Annual	1-Day SOFR, 3.07%	Annual	N/A		08/12/24	USD	21,139	(151,455)	356,635	(508,090)
4.14%	Annual	1-Day SOFR, 3.07%	Annual	N/A		08/13/24	USD	13,774	(86,861)	206,470	(293,331)
4.13%	Annual	1-Day SOFR, 3.07%	Annual	N/A		08/27/24	USD	33,815	(130,611)	385,823	(516,434)
1-Day SONIA, 2.19%	Monthly	4.26%	Monthly	09/06/23	(a)	09/06/24	GBP	51,297	(123,754)	387,600	(511,354)
2.00%	Annual	1-Day SOFR, 3.07%	Annual	02/17/23	(a)	02/17/25	USD	13,415	(185,786)	648,985	(834,771)
3.83%	Annual	1-Day SOFR, 3.07%	Annual	N/A		02/19/26	USD	13,259	(288,707)	384,269	(672,976)
3.82%	Annual	1-Day SOFR, 3.07%	Annual	N/A		02/22/26	USD	3,623	(210,628)	282,343	(492,971)
1-Day SOFR, 3.07%	Annual	3.82%	Annual	N/A		03/08/26	USD	42,033	(85,356)	115,693	(201,049)
3.78%	Annual	1-Day SOFR, 3.07%	Annual	N/A		05/26/26	USD	61,194	(30,748)	42,220	(72,968)
3.78%	Annual	1-Day SOFR, 3.07%	Annual	N/A		05/27/26	USD	123,103	(46,561)	58,004	(104,565)
1-Day SOFR, 3.07%	Annual	3.77%	Annual	N/A		06/28/26	USD	9,810	(49,213)	65,748	(114,961)
1-Day SOFR, 3.07%	Annual	3.76%	Annual	N/A		07/13/26	USD	8,779	(169,130)	260,618	(429,748)
3.73%	Annual	1-Day SOFR, 3.07%	Annual	N/A		10/14/26	USD	13,157	(3,429,200)	245	(3,429,445)
3.73%	Annual	1-Day SOFR, 3.07%	Annual	N/A		11/10/26	USD	21,067	2,135,901	170	2,135,731
1-Day SOFR, 3.07%	Annual	3.71%	Annual	N/A		01/07/27	USD	34,517	189,988	32	189,956
1-Day SOFR, 3.07%	Annual	3.71%	Annual	N/A		01/10/27	USD	14,027	186,417	38	186,379
1-Day SOFR, 3.07%	Annual	3.71%	Annual	N/A		01/14/27	USD	5,077	554,893	59	554,834
1-Day SOFR, 3.07%	Annual	3.70%	Annual	N/A		02/09/27	USD	45,774	1,103,696	(13,600)	1,117,296
1-Day SOFR, 3.07%	Annual	1.56%	Annual	N/A		03/07/27	USD	25,628	(25,242)	(61,045)	35,803
3.51%	Annual	1-Day SOFR, 3.07%	Annual	N/A		02/04/31	USD	4,489	(39,086)	(94,454)	55,368
3.51%	Annual	1-Day SOFR, 3.07%	Annual	N/A		02/05/31	USD	2,639	(181,245)	(421,156)	239,911
1-Day SOFR, 3.07%	Annual	3.50%	Annual	N/A		04/07/31	USD	20,008	(17,043)	(40,438)	23,395
1-Day SOFR, 3.07%	Annual	3.50%	Annual	N/A		04/08/31	USD	11,490	(24,084)	(58,339)	34,255

27

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Capital Allocation Trust (BCAT)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Effective	Termination		Notional		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	Amount (000)		Value	(Received)	(Depreciation)
3.50%	Annual	1-Day SOFR, 3.07%	Annual	N/A	05/27/31	USD	7,341	$(18,109)	$(42,684)	$24,575
3.50%	Annual	1-Day SOFR, 3.07%	Annual	N/A	05/28/31	USD	1,301	(76,645)	(186,202)	109,557
0.02%	Annual	6-Month EURIBOR, 1.81%	Semi-Annual	N/A	08/26/31	EUR	9,317	(12,556)	(30,505)	17,949
3.50%	Annual	1-Day SOFR, 3.07%	Annual	N/A	10/12/31	USD	6,327	(88,004)	(211,482)	123,478
1-Day SOFR, 3.07%	Annual	3.50%	Annual	N/A	10/14/31	USD	19,924	(50,037)	(119,985)	69,948
1-Day SOFR, 3.07%	Annual	3.50%	Annual	N/A	11/19/31	USD	19,649	(51,804)	(124,227)	72,423
3.50%	Annual	1-Day SOFR, 3.07%	Annual	N/A	11/26/31	USD	3,326	(114,680)	(278,263)	163,583
3.50%	Annual	1-Day SOFR, 3.07%	Annual	N/A	11/30/31	USD	2,298	(39,592)	(96,071)	56,479
1-Day SOFR, 3.07%	Annual	3.50%	Annual	N/A	01/28/32	USD	31,646	(20,880)	(49,748)	28,868
2.38%	Annual	1-Day SOFR, 3.07%	Annual	N/A	04/08/32	USD	2,085	(85,594)	(206,293)	120,699
2.58%	Annual	1-Day SOFR, 3.07%	Annual	N/A	05/24/32	USD	14,246	(37,329)	(87,439)	50,110
2.60%	Annual	1-Day SOFR, 3.07%	Annual	N/A	05/26/32	USD	2,456	(12,437)	(70,786)	58,349
1-Day SOFR, 3.07%	Annual	3.47%	Annual	N/A	10/04/32	USD	10,286	41,513	(122,482)	163,995
3.45%	Annual	1-Day SOFR, 3.07%	Annual	N/A	11/26/41	USD	1,670	20,795	(65,809)	86,604
3.24%	Annual	1-Day SOFR, 3.07%	Annual	N/A	12/11/50	USD	1,632	53,474	(133,962)	187,436
3.23%	Annual	1-Day SOFR, 3.07%	Annual	N/A	01/07/51	USD	5,340	9,470	(23,566)	33,036
3.23%	Annual	1-Day SOFR, 3.07%	Annual	N/A	01/08/51	USD	1,844	14,340	(45,508)	59,848
3.23%	Annual	1-Day SOFR, 3.07%	Annual	N/A	01/25/51	USD	3,941	32,502	(80,530)	113,032
3.23%	Annual	1-Day SOFR, 3.07%	Annual	N/A	02/01/51	USD	4,033	19,093	(47,359)	66,452
3.23%	Annual	1-Day SOFR, 3.07%	Annual	N/A	02/04/51	USD	2,285	120,431	(163,591)	284,022
3.23%	Annual	1-Day SOFR, 3.07%	Annual	N/A	02/05/51	USD	2,366	77,823	(94,887)	172,710
3.23%	Annual	1-Day SOFR, 3.07%	Annual	N/A	02/22/51	USD	943	296,656	(390,366)	687,022
3.22%	Annual	1-Day SOFR, 3.07%	Annual	N/A	05/27/51	USD	3,534	595,631	(788,100)	1,383,731
3.22%	Annual	1-Day SOFR, 3.07%	Annual	N/A	05/28/51	USD	579	14,964	(21,311)	36,275
3.22%	Annual	1-Day SOFR, 3.07%	Annual	N/A	06/07/51	USD	1,105	50,846	(81,200)	132,046
1-Day SOFR, 3.07%	Annual	3.22%	Annual	N/A	06/22/51	USD	2,396	35,097	(78,426)	113,523
3.22%	Annual	1-Day SOFR, 3.07%	Annual	N/A	08/23/51	USD	793	18,922	(48,187)	67,109
3.21%	Annual	1-Day SOFR, 3.07%	Annual	N/A	10/15/51	USD	1,158	12,289	(31,597)	43,886
3.21%	Annual	1-Day SOFR, 3.07%	Annual	N/A	10/18/51	USD	1,791	9,323	(33,177)	42,500
1-Day SOFR, 3.07%	Annual	3.21%	Annual	N/A	11/08/51	USD	1,943	13,204	(50,923)	64,127
3.21%	Annual	1-Day SOFR, 3.07%	Annual	N/A	11/30/51	USD	757	17,160	(67,124)	84,284
3.21%	Annual	1-Day SOFR, 3.07%	Annual	N/A	01/21/52	USD	7,765	5,463	(38,601)	44,064

								$(11,176,095)	$(1,172,982)	$(10,003,113)

(a)	Forward Swap.

Centrally Cleared Inflation Swaps

Paid by the Trust		Received by the Trust		Termination	Notional		Upfront Premium Paid	Unrealized Appreciation
Reference	Frequency	Rate	Frequency	Date	Amount (000)	Value	(Received)	Depreciation
Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Monthly	2.69%	Monthly	08/15/32	EUR 1,425	$35,570	$30	$35,540

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	28

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Capital Allocation Trust (BCAT)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	1,000	$(194,573)	$ (222,154)	$27,581
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	2,000	(389,147)	(433,745)	44,598
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	1,500	(291,860)	(165,833)	(126,027)
CMBX.NA.15	3.00	Monthly	Morgan Stanley & Co. International PLC	11/18/64	NR	USD	1,000	(210,920)	(187,936)	(22,984)

								$(1,086,500)	$(1,009,668)	$(76,832)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Paid by the Trust		Received by the Trust			Effective	Termination	Notional		Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Counterparty	Date	Date	Amount (000)	Value
China Fixing Repo 7-Day, 0.00%	Quarterly	2.60%	Quarterly	Morgan Stanley & Co. International PLC	N/A	09/15/26	CNY 157,107	$130,524	$—	$130,524

OTC Total Return Swaps

Paid by the Trust		Received by the Trust			Effective	Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate/Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Date	Date(a)	Amount (000)		Value	(Received)	Depreciation
1-Day SOFR minus 2.00%, 3.07%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	BNP Paribas SA	N/A	10/17/22	USD	8,671	$(330,430)	$—	$(330,430)
1-Day SOFR minus 3.50%, 3.07%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	Barclays Bank PLC	N/A	10/26/22	USD	921	1,461	—	1,461
1-Day SOFR minus 1.70%, 3.07%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	BNP Paribas SA	N/A	12/16/22	USD	3,932	(186,291)	—	(186,291)
1-Day SOFR minus 1.75%, 3.07%	Quarterly	iShares iBoxx $ High Yield Corporate Bond ETF	Quarterly	Citibank N.A.	N/A	12/16/22	USD	217	(8,288)	—	(8,288)
1-Day SOFR minus 1.25%, 3.07%	Quarterly	iShares iBoxx $ High Yield Corporate Bond ETF	Quarterly	Goldman Sachs International	N/A	12/16/22	USD	3,314	(142,457)	—	(142,457)
1-Day SOFR minus 1.70%, 3.07%	Quarterly	iShares iBoxx $ High Yield Corporate Bond ETF	Quarterly	JPMorgan Chase Bank N.A.	N/A	12/16/22	USD	9,449	(360,590)	—	(360,590)
1-Day SOFR minus 1.80%, 3.07%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	Merrill Lynch International	N/A	12/16/22	USD	2,942	(120,563)	—	(120,563)
iShares iBoxx $ Investment Grade Corporate Bond ETF	Quarterly	1-Day SOFR minus 0.40%, 3.07%	Quarterly	Citibank N.A.	N/A	12/16/22	USD	(3,441)	151,779	—	151,779
1-Day SOFR minus 0.45%, 3.07%	Quarterly	SPDR Bloomberg High Yield Bond ETF	Quarterly	Barclays Bank PLC	N/A	12/16/22	USD	885	(39,450)	—	(39,450)
1-Day SOFR minus 0.20%, 3.07%	Monthly	SPDR Bloomberg High Yield Bond ETF	Monthly	BNP Paribas SA	N/A	12/16/22	USD	10,629	(527,250)	—	(527,250)

29

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Capital Allocation Trust (BCAT)

OTC Total Return Swaps (continued)

Paid by the Trust		Received by the Trust			Effective	Termination		Notional		Upfront Premium Paid	Unrealized Appreciation
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Date	Date	Amount (000)		Value	(Received)	(Depreciation)
		SPDR Bloomberg
1-Day SOFR plus 0.15%, 3.07%	Quarterly	High Yield Bond ETF	Monthly	Citibank N.A.	N/A	12/16/22	USD	1,490	$(63,306)	$—	$(63,306)
		SPDR Bloomberg
1-Day SOFR minus 0.25%, 3.07%	Quarterly	High Yield Bond ETF	Quarterly	Goldman Sachs International	N/A	12/16/22	USD	1,473	(64,720)	—	(64,720)

									$(1,690,105)	$ —	$(1,690,105)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Citibank N.A.(b)	10/11/23	$4,571,360	$(548,106	)(c)	$4,041,110	0.3%
	Monthly	JPMorgan Chase Bank N.A.(d)	02/08/23	(1,645,281)	131,058	(e)	(1,508,221)	0.1

					$(417,048)		$2,532,889

(a)

The Trust receives the total return on a portfolio of long positions underlying the total return swap. The Trust pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Trust pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(17,856) of net dividends and financing fees. (e) Amount includes $(6,002) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	26 basis points	25-30 basis points
Benchmarks:	USD—1D Overnight Fed Funds Effective Rate (FEDL01)	USD—1D Overnight Bank Funding Rate (OBFR01)

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination date October 11, 2023:

Security	Shares	Value	%of Basket Value

Reference Entity — Long

Common Stocks
Italy
Leonardo SpA	570,746	$4,041,110	100.0%

Net Value of Reference Entity — Citibank N.A		$4,041,110

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date February 8, 2023:

Security	Shares	Value	%of Basket Value

Reference Entity — Short

Common Stocks
France
Pernod Ricard SA	(2,748)	$(504,132)	33.4%

Hong Kong
Techtronic Industries Co., Ltd	(50,500)	(481,877)	32.0

United Kingdom
Diageo PLC	(12,406)	(522,212)	34.6

		(1,508,221)

Net Value of Reference Entity — JPMorgan Chase Bank N.A		$(1,508,221)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	30

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Capital Allocation Trust (BCAT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$157,187,345	$12,492,266	$169,679,611
Common Stocks
Australia	—	5,728,421	—	5,728,421
Brazil	303,222	—	—	303,222
Canada	13,742,483	—	—	13,742,483
Cayman Islands	19	—	1,622,333	1,622,352
China	742,763	6,424,652	—	7,167,415
Finland	—	—	4,241,407	4,241,407
France	—	23,662,575	—	23,662,575
Germany	—	34,036,078	—	34,036,078
Hong Kong	—	3,811,349	—	3,811,349
India	—	—	6,621,829	6,621,829
Israel	6,975,421	—	—	6,975,421
Italy	—	5,882,881	—	5,882,881
Japan	—	11,004,394	—	11,004,394
Netherlands	—	22,958,828	—	22,958,828
South Korea	—	5,641,632	—	5,641,632
Spain	—	6,266,882	—	6,266,882
Sweden	—	5,130,449	—	5,130,449
Switzerland	6,244,507	1,774,634	—	8,019,141
Taiwan	4,964,224	—	—	4,964,224
United Kingdom	3,676,292	30,237,694	—	33,913,986
United States	466,620,748	15,178,328	15,678,938	497,478,014
Corporate Bonds	—	231,845,669	26,827,448	258,673,117
Floating Rate Loan Interests	—	63,273,023	83,307,727	146,580,750
Foreign Agency Obligations	—	53,849,387	—	53,849,387
Investment Companies	48,999,792	—	—	48,999,792
Municipal Bonds	—	2,672,433	—	2,672,433
Non-Agency Mortgage-Backed Securities	—	173,108,139	15,174,116	188,282,255
Other Interests	—	—	6,726,144	6,726,144

31

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Capital Allocation Trust (BCAT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Preferred Securities
Capital Trusts	$—	$1,545,387	$—	$1,545,387
Preferred Stocks
Germany	3,285,103	433,222	4,307,416	8,025,741
United States	—	7,791,000	45,281,850	53,072,850
United Kingdom	—	—	1,673,490	1,673,490
Sweden	—	—	162,256	162,256
U.S. Government Sponsored Agency Securities	—	36,985,364	—	36,985,364
U.S. Treasury Obligations	—	136,429,531	—	136,429,531
Warrants
Israel	4,301	—	—	4,301
United Kingdom	36,301	—	—	36,301
United States	311,761	44,556	379,435	735,752
Short-Term Securities
Certificates of Deposit	—	2,941,559	—	2,941,559
Commercial Paper	—	744,411	—	744,411
Money Market Funds	31,398,871	—	—	31,398,871
Options Purchased
Equity Contracts	4,342,983	59,514	—	4,402,497
Foreign Currency Exchange Contracts	—	1,033,022	—	1,033,022
Interest Rate Contracts	—	2,388,418	—	2,388,418
Liabilities
Investments
TBA Sale Commitments	—	(12,097,742)	—	(12,097,742)
Unfunded Floating Rate Loan Interests(a)	—	—	(3,631)	(3,631)

	$ 591,648,791	$ 1,037,973,035	$ 224,493,024	1,854,114,850

Investments Valued at NAV(b)				3,270,918

				$1,857,385,768

Derivative Financial Instruments(c)
Assets
Credit Contracts	$—	$537,306	$—	$537,306
Equity Contracts	13,908,137	1,964,620	—	15,872,757
Foreign Currency Exchange Contracts	—	11,756,670	—	11,756,670
Interest Rate Contracts	14,917,924	9,466,633	—	24,384,557
Other Contracts	—	35,540	—	35,540
Liabilities
Credit Contracts	—	(4,393,267)	—	(4,393,267)
Equity Contracts	(7,892,441)	(1,394,221)	—	(9,286,662)
Foreign Currency Exchange Contracts	—	(5,940,919)	—	(5,940,919)
Interest Rate Contracts	(12,046,223)	(35,901,480)	—	(47,947,703)

	$8,887,397	$ (23,869,118)	$—	$(14,981,721)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.

(b)	Certain investments of the Trust were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan - Interests	Non-Agency Mortgage-Backed Securities	Other Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests	Unfunded SPAC PIPE Commitments	Warrants	Total
Assets/Liabilities
Opening balance, as of December 31,2021	$23,774,997	$21,433,988	$19,416,491	$70,215,893	$8,778,680	$5,373,584	$54,495,679	$(518)	$227,689	$298,880	$204,015,363
Transfers into Level 3	—	—	—	5,162,614	7,131,497	—	—	—	—	—	12,294,111
Transfers out of Level 3	(5,692,260)	—	—	(7,896,643)	(1,202,284)	—	—	—	—	—	(14,791,187)
Accrued discounts/premiums	6,679	—	65,493	124,104	51,736	—	—	—	—	—	248,012
Net realized gain (loss)	(874,798)	—		(29,183)	—	—	—	—	—	—	(903,981)
Net change in unrealized appreciation
(depreciation)(a)	(256,028)	(2,906,770)	(1,510,755)	(3,962,837)	(489,962)	1,352,560	(10,520,780)	(3,113)	(227,689)	192,394	(18,332,980)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	32

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Capital Allocation Trust (BCAT)

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage -Backed Securities	Other Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests	Unfunded SPAC PIPE Commitments	Warrants	Total
Purchases	$—	$9,637,568	$8,856,219	$22,764,547	$904,449	$—	$7,450,113	$—	$—	$—	$49,612,896
Sales	(4,466,324)	(279)	—	(3,070,768)	—	—	—	—	—	(111,839)	(7,649,210)

Closing balance, as of September 30, 2022	$12,492,266	$28,164,507	$26,827,448	$83,307,727	$15,174,116	$6,726,144	$51,425,012	$(3,631)	$—	$379,435	$224,493,024

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022(a)	$(1,026,723)	$(2,890,358)	$(1,510,755)	$(3,962,837)	$(489,962)	$1,352,560	$(10,520,780)	$(3,113)	$—	$176,100	$(18,875,868)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $47,864,498. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$28,133,477	Market	Revenue Multiple	3.50x - 17.19x	8.52x
			Volatility	41% - 69%	48%
			Time to Exit	1.2 - 1.7 years	1.4 years
Asset Backed Securities	3,380,055	Income	Discount Rate	9%	—
Corporate Bonds	21,205,363	Income	Discount Rate	9% - 35%	16%
Floating Rate Loan Interests	65,379,040	Income	Discount Rate	6% - 16%	12%
			Credit Spread	366 - 380	372
Other Interests	6,726,144	Income	Discount Rate	6%	—
Preferred Stock(a)	51,425,012	Market	Revenue Multiple	0.09x - 27.00x	9.74x
			Volatility	50% - 90%	68%
			Time to Exit	1.5 - 5.0 years	3.8 years
			Market Adjustment Multiple	1.00x	—
			EBITDA Multiple	3.75x	—
		Income	Discount Rate	12%	—
Warrants	379,435	Market	Revenue Multiple	13.64x	—
			Volatility	40% - 71%	59%
			Time to Exit	0.3 - 0.8 years	0.5 years

	$176,628,526

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period end September 30, 2022, the valuation technique for investments classified as Preferred Stock amounting to $9,383,670 changed to Discount Cash Flow approach. The investments were previously valued utilizing a recent transaction. The change was due to consideration of the information that was available at the time the investments were valued.

The Trust valued certain of its Level 3 investments using recent prior transaction prices as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction process, for which inputs are unobservable is $24,309,146 as of September 30, 2022.

Currency Abbreviation		Currency Abbreviation (continued)

AUD	Australian Dollar	CNH	Chinese Yuan

BRL	Brazilian Real	CNY	Chinese Yuan

CAD	Canadian Dollar	DKK	Danish Krone

CHF	Swiss Franc	EUR	Euro

33

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Capital Allocation Trust (BCAT)

Currency Abbreviation (continued)

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

MXN	Mexican Peso

NOK	Norwegian Krone

SEK	Swedish Krona

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ABS	Asset-Backed Security

ADR	American Depositary Receipt

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CME	Chicago Mercantile Exchange

CMT	Constant Maturity Treasury

CR	Custodian Receipt

DAC	Designated Activity Company

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FTSE	Financial Times Stock Exchange

GO	General Obligation Bonds

GOL	General Obligation Ltd.

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

MXIBOR	Mexico Interbank Offered Rate

PIK	Payment-in-Kind

RB	Revenue Bond

REMIC	Real Estate Mortgage Investment Conduit

S&P	Standard & Poor’s

SAP	Subject to Appropriations

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

SPDR	Standard & Poor’s Depository Receipt

ST	Special Tax

STACR	Structured Agency Credit Risk

TAN	Tax Anticipation Notes

TBA	To-Be-Announced

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	34